File No.
                                                            33-_______

                As filed with the SEC on September 24, 2001
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-14
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     Pre-Effective Amendment No.
                    Post-Effective Amendment No.
                     (Check appropriate box or boxes)

                          FEDERATED EQUITY FUNDS
            (Exact Name of Registrant as Specified in Charter)

                              (412) 288-1900
                     (Area Code and Telephone Number)
                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                (Address of Principal Executive Offices --
                  Number, Street, City, State, Zip Code)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                         Pittsburgh, PA 15222-3779
                 (Name and Address of Agent for Service --
                  Number, Street, City, State, Zip Code)

                                Copies to:

                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky, LLP
                             2101 L Street, NW
                        Washington, D.C. 20037-1526
                              (202) 828-2218

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.



           It is proposed that this filing will become effective on October 24, 2001 pursuant to Rule 488.




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.









                             The Rightime Fund
                        The Rightime Blue Chip Fund
                         The Rightime MidCap Fund
                (each a series of The Rightime Fund, Inc.)

Dear Shareholder:

      The Board of Directors of The Rightime Fund, Inc. (the "Company") has approved, and recommends that you vote for, a proposal to reorganize each of the above listed mutual funds (each a "Rightime Fund" and together the "Rightime Funds") into Federated Capital Appreciation Fund (the "Federated Fund"), a mutual fund advised and serviced by subsidiaries of Federated Investors, Inc ("Federated Investors"). Each of the Rightime Funds is a separate series of the Company and each is managed by Rightime Econometrics, Inc. The Board believes this reorganization is in the best interests of shareholders of each of the Rightime Funds. As a result of the proposed reorganization, shareholders of the Rightime Funds would receive Class A Shares of the Federated Fund equivalent in value to their holdings in the Rightime Funds on the date of the reorganization. Federated Investors was established in 1955 and is one of the largest mutual fund investment managers in the United States. It advises 139 mutual funds and 58 separate accounts which totaled approximately $161 billion in assets as of June 30, 2001, and maintains 1.3 million shareholder accounts. Additional information concerning the Federated Fund and Federated Investors is included in the combined prospectus/proxy statement.

      If the proposal is approved, the Federated Fund would acquire all of the assets of the Rightime Funds in exchange for Federated Fund Class A Shares. The Class A Shares of the Federated Fund will have the same total dollar value as the total dollar value of your Rightime Fund shares that you held immediately prior to the reorganization. After the reorganization, shareholders of each Rightime Fund will be shareholders of the Federated Fund, and the Rightime Funds will be terminated under appropriate federal and state law. The enclosed combined prospectus/proxy statement contains detailed information about the proposed reorganization, including a copy of the Agreement and Plan of Reorganization ("Plan").

      Your vote is critical. The reorganization of each of the Rightime Funds will occur only if approved by a majority of the outstanding shares on the record date. Whether or not you plan to attend the meeting, please vote your shares by telephone, Internet, fax or mail. If you are a shareholder of more than one of the Rightime Funds, you will receive more than one combined prospectus/proxy statement and will need to vote your shares separately for each Rightime Fund. Following this letter is a Q&A summarizing some key points about the reorganization and how you can vote your shares. Please read the entire combined prospectus/proxy statement carefully before you vote.

      The Board of Directors believes that the reorganization is in the best interests of each of the Rightime Funds and its shareholders and unanimously recommends that you vote for its approval.


      Thank you for you prompt attention and participation.


                                    Sincerely,


                                    David J. Rights
                                    Chairman of the Board, President and
Treasurer
      Dated:      October 24, 2001

                          Rightime Funds/Federated Fund
                                    Proxy Q&A


The following summary is intended to help you to understand some important points about the proposal on which you are being asked to vote. PLEASE READ THE ENTIRE PROSPECTUS/PROXY STATEMENT FOR A MORE DETAILED DISCUSSION OF THE PROPOSAL.


Why is this reorganization recommended by the Board? The Board of Directors is concerned that a number of factors, including the relatively small size of the Rightime Funds and the effect on the Funds of a higher expense ratio, have made it difficult to provide to shareholders a return that is consistent with the goals of the Rightime Funds. The Board of Directors has considered a number of approaches that could address the concerns of the Board and the shareholders.


Therefore, the Board of Directors has concluded that it is in the interest of the shareholders of the Rightime Funds to consolidate the Funds with a larger fund. The Board believes that the shareholders of the Rightime Funds would benefit from the lower operating expenses of the larger fund, while obtaining the benefits of becoming shareholders in a larger fund family. The Board has concluded that the anticipated growth in the assets of the Rightime Funds would not be sufficient to continue to offer shareholders competitive performance and high quality service over the long term. Moreover, the historical performance of the Federated Fund and its volatility each compare favorably to the Rightime Funds.


When will this reorganization become effective?


The reorganization is currently anticipated to occur in mid-December, assuming shareholder approval is obtained. Shortly after the reorganization has been completed, you will receive new account information on your new ownership in the Federated Fund.


What do I have to do to become a shareholder in the Federated Fund?


Shareholders are being asked to approve this reorganization at a Special Meeting of Shareholders, scheduled to occur on December 5, 2001 at 2:00 p.m. at 218 Glenside Avenue, Wyncote, PA 19095-1594. Your vote is very important. You have the flexibility to cast your vote in person at the special meeting, or by phone, Internet, fax or mail.


If shareholders approve the reorganization, shareholders' accounts will automatically be transferred to the Federated Fund.


What will happen to my Rightime Funds account?


After the reorganization, shareholders will be assigned a new account at Federated and the Rightime Funds accounts will be closed. This process will occur automatically, with no action required by you.


Who will be custodian of my qualified retirement plan account(s)?


With the change from Rightime Funds to the Federated Fund, the custodian of most shareholders' retirement plan assets will also change. The Company, which currently serves as the sponsor of your retirement plan (i.e., Individual Retirement Account (IRA); Simplified Employee Pension Plan (SEP IRA); Salary Reduction Simplified Employee Pension Plan (SAR-SEP); Roth IRA; 403(b)(7) Plan; Profit Sharing Plan; and Money Purchase Pension Plan) will cease to exist as a result of the reorganization. The tables in Exhibit B describe the new custodian(s) that will assume the custody of these retirement plan assets and any loans (applicable to the 403(b)(7) retirement plan accounts) in order to maintain shareholder assets in a qualified retirement plan account following the reorganization. The tables in Exhibit B also show a comparison of the fees associated with the old and new custodians. Shareholders always have the right to chose a different retirement plan custodian at any time. Shareholders with assets in a retirement plan are urged to read this information carefully. Shareholders' retirement plan accounts will automatically transfer to the new custodian as part of the plan of reorganization. To change to a new custodian listed in the tables requires no action by you.


What will happen to my outstanding loan in my Rightime 403(b)(7) account which is collateralized by Rightime shares? Are there any different loan provisions I should be aware of?


Old loans will be transferred and assumed with all existing conditions, including maturity date, interest rate, and payment schedules, by the new retirement plan custodian. For most 403(b)(7) accounts, the new custodian will remain First Union National Bank, NA, but will now be administered by Lincoln Investment Planning, Inc., as agent for the custodian through its TSA Solutions Custodial Account Plan, not the Company. See the tables in Exhibit B for comparative information regarding loan administration fees and other charges. Under the new custodian administration, there is a $60 annual loan administration fee. This fee will be waived through the year 2002 for all existing Rightime loans being transferred to Lincoln's administration. In order to avoid transferring a loan, shareholders have the right to pay off any outstanding loan(s) or transfer the 403(b)(7) account and its loan to a new custodian that will accept loan transfers. Any decision to transfer a shareholder's outstanding loan to any custodian other than First Union National Bank, NA should be completed by the shareholder in the next sixty (60) days. Any outstanding loans at Rightime require a similar amount of Rightime Fund assets "escrowed"(e.g., not available for distribution or liquidation.) Under the new loan administration, Federated Fund shares will replace Rightime Fund shares for these retirement plans. Once the loan is transferred, there is a flat $500 minimum 403(b)(7) account balance and no escrow policy.


Will all of my current account options such as systematic purchases and withdrawal plans transfer over to the Federated Fund?


Various types of account servicing features will transfer automatically to new Federated Fund accounts. The enclosed prospectus for the Federated Fund provides further information on available account options. Shortly after the reorganization, shareholders will receive information that further describes these options, along with Federated Investor's diversified product line and shareholder services.


What will happen to my Rightime share certificates?


Shareholders who hold certificates for their Rightime Fund shares are urged to return those certificates before the reorganization occurs. Returning your share certificates prior to the reorganization can help to avoid possible processing delays after the reorganization. As part of the reorganization, all outstanding Rightime shares, including those represented by certificates will be converted into Federated Fund shares. The Federated Fund does not issue share certificates.


What benefits will I have as a Federated shareholder?


With over 45 years of investment management experience, Federated Investors has made a significant commitment to the development of world-class investment management and superior shareholder services. Federated Investors has a diversified product line, strong performance history and competitive fund expenses.


Will I incur tax liability as a result of this reorganization?


The reorganizations of The Rightime Blue Chip Fund and The Rightime MidCap Fund will be tax-free events in that shareholders of these Funds will not recognize any taxable gains or losses specific to the proposed transaction. Furthermore, each shareholder's cost basis and holding period for Fund shares will remain the same.


The reorganization of The Rightime Fund will be a taxable event to shareholders of that Fund. The Rightime Fund is a fund-of-funds. If shareholders of The Rightime Fund approve the reorganization, it is presently contemplated that this Fund would liquidate its current holdings and transfer cash to the Federated Fund in connection with the reorganization. As a result, the reorganization of this Fund will not qualify as a tax-free acquisition. Please note that, for the approximately 90% of shareholders of The Rightime Fund who hold their shares in tax-advantaged accounts such as retirement plans, the reorganization will have no immediate tax consequence. For shareholders who hold their shares in accounts which are not tax-advantaged, the tax effect of the reorganization will be the same as if the shareholder sold shares of the Fund. This means that such a shareholder will recognize a taxable gain or loss for federal income tax purposes depending on whether the net asset value of the shareholder's shares at the time of the reorganization is greater or less than the shareholder's tax basis in such shares.


Of course, shareholders of each of the Rightime Funds may recognize taxable gains or losses if they redeem or exchange their shares of the Rightime Funds before the reorganization or redeem or exchange their Federated Fund shares after the reorganization. Shareholders generally will be liable for any taxes that are associated with periodic or special distributions that occur prior to or after the reorganization, including any distributions of realized gains from sales of portfolio securities. In that regard, in order to align the portfolios of each of the Rightime Funds with those of the Federated Fund, it may be necessary to sell certain portfolio securities currently held by the Rightime Funds either before or after the reorganization. Please note that retirement plans and accounts are generally not affected by such tax consequences, although distributions from tax qualified plans are not exempt from tax consequences. For further information about the tax consequences of the reorganization, see "Summary of Federal Income Tax Considerations" herein.


Where can I get more information about this reorganization?


Contact the Rightime Funds at 1-800-866-9393.


Where can I get more information about Federated Investors?


Visit Federated Investor's website at www.federatedinvestors.com or call Federated Investors at 1-800-341-7400. Federated also encourages you to contact your financial advisor.


How can I vote my Shares?


You are welcome to attend the special meeting and vote in person. In addition, Internet voting is available at www.proxyvote.com. You may also vote your shares by phone at ____________, or by completing and signing the enclosed proxy card(s) and returning them by fax at __________________ or by mail to ___________________.



                             The Rightime Fund
                        The Rightime Blue Chip Fund
                         The Rightime MidCap Fund

                (each a series of The Rightime Fund, Inc.)


                  218 Glenside Avenue, Wyncote, PA 19095


                NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                      TO BE HELD ON DECEMBER 5, 2001

To the shareholders of the Rightime Funds:

A Special Meeting of Shareholders of each of the Funds listed above will be held on December 5, 2001 at 2:00 p.m. at 218 Glenside Avenue, Wyncote, PA 19095-1594, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization (the "Plan") between the Rightime Fund, Inc. on behalf of, The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund (together, the "Rightime Funds"), and Federated Equity Funds, on behalf of, Federated Capital Appreciation Fund (the "Federated Fund"), whereby the Rightime Funds would deliver their assets to the Federated Fund in exchange solely for the Federated Fund's shares, which will then be distributed pro rata by each of the Rightime Funds to the holders of its shares, followed by the complete liquidation of the Rightime Funds.

2. To transact such other business as may properly come before the meeting or any adjournments thereof.


Dated: October 24, 2001                   By Order of the Board of
Directors,





                                          David J. Rights
                                          Chairman

Shareholders of record at the close of business on October 23, 2001 are entitled to notice of, and to vote at, the meeting or any adjournment thereof. Whether or not you plan to attend the meeting, please vote your shares by returning the proxy card by mail or by fax, or by voting by telephone or the Internet. Your vote is important.

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK EACH PROXY CARD, SIGN IT, AND RETURN IT AS SOON AS POSSIBLE. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO FAX IN YOUR PROXY OR VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.


                    Federated Capital Appreciation Fund
                             (Class A Shares)
                   (a series of Federated Equity Funds)

                           5800 Corporate Drive
                         Pittsburgh, PA 15237-7000
                              1-800-341-7400


                         To acquire the Assets of:



                             The Rightime Fund
                        The Rightime Blue Chip Fund
                         The Rightime MidCap Fund
                (each a series of The Rightime Fund, Inc.)

                             218 Glenside Ave.
                          Wyncote, PA 19095-1594
                              1-800-866-9393

                    COMBINED PROSPECTUS/PROXY STATEMENT
                             October 24, 2001

      This Combined Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") related to your fund pursuant to which you would receive Class A Shares of Federated Capital Appreciation Fund, a mutual fund advised by a subsidiary of Federated Investors, Inc. (the "Federated Fund"), in exchange for your shares of the fund you currently own, which is advised by Rightime Econometrics, Inc. (each a "Rightime Fund" and together, the "Rightime Funds"). Each of the Rightime Funds and the Federated Fund is a diversified portfolio of securities of an open-end management investment company. Shareholders of each Rightime Fund will vote separately on whether to approve the Plan on behalf of that Rightime Fund. In each case where the Plan is approved, the Federated Fund would acquire the assets of the Rightime Fund in exchange for Federated Fund Class A Shares which would then be distributed pro rata by that Rightime Fund to its shareholders, in complete liquidation of that Rightime Fund. As a result of the Plan, each shareholder of the Rightime Funds would become the owner of Federated Fund Class A Shares having a total net asset value equal to such shareholder's holdings in the Rightime Funds on the day the transaction is consummated. After the reorganization, The Rightime Fund, Inc. would be deregistered under the Investment Company Act of 1940, as amended ("1940 Act"), and dissolved under state law.

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               THE BOARD OF DIRECTORS OF THE RIGHTIME FUNDS
               UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.
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This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of each of the Rightime Funds for the meeting of its shareholders, and the Federated Fund's Prospectus for its Class A Shares that have been registered with the U.S. Securities and Exchange Commission (the "SEC") and are to be issued in connection with the reorganization.You should retain this Combined Prospectus/Proxy Statement for future reference. It sets forth concisely the information that a Rightime Fund shareholder should know before voting (in effect investing). This Combined Prospectus/Proxy Statement is accompanied by the Federated Fund's Prospectus dated December 31, 2000 and its Annual Report to Shareholders, each of which is incorporated herein by reference. Statements of Additional Information for the Federated Fund (one relating to the Federated Fund's Prospectus dated December 31, 2000 and a second one relating to this Prospectus/Proxy Statement dated October 24, 2001) have been filed with the SEC and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling the Federated Fund at the address and telephone number shown above. This Combined Prospectus/Proxy Statement is expected to be first sent to shareholders on or about November 2, 2001.

THE SHARES OFFERED BY THIS COMBINED PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS


Summary


Information about the Reorganization


Information about the Federated Fund and the Rightime Funds


Voting Information


Exhibit A - Agreement and Plan of Reorganization


Exhibit B - Custodian Chart


                                  SUMMARY


      The following is a summary of certain information relating to the proposed reorganization between the Rightime Funds and the Federated Fund. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Prospectus/Proxy Statement, the Statement of Additional Information dated October 24, 2001, the Prospectus and Statement of Additional Information of the Federated Fund, each dated December 31, 2000, the Prospectus and Statement of Additional Information of the Rightime Funds, and the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.


About the Proposed Reorganization


      The Board of Directors (the "Board") of The Rightime Fund, Inc. (the "Company") of which each of the Rightime Funds is a series, has approved the Plan and voted to recommend approval of the Plan to shareholders of each of the Rightime Funds. Under the Plan, the Federated Fund will acquire the assets of each of the Rightime Funds in exchange for the Federated Fund's Class A Shares, which will then be distributed pro rata by each of the Rightime Funds to its shareholders (the "Reorganization"). Following the Reorganization, the Rightime Funds will take all steps required to effect the complete liquidation and dissolution of the Company. As a result of the Reorganization, each shareholder of the Rightime Funds will become the owner of the Federated Fund's Class A shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Rightime Funds on the date of the Reorganization. After the Reorganization and the liquidation are completed, the Company will cease to exist.


      As a condition to the Reorganization, the Federated Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Federated Fund nor The Rightime Blue Chip Fund and The Rightime Mid Cap Fund nor the shareholders of The Rightime Blue Chip Fund and The Rightime MidCap Fund will recognize any gain or loss on the Reorganization. The tax basis of the Federated Fund's Class A Shares received by shareholders of The Rightime Blue Chip Fund and The Rightime MidCap Fund would be the same as the tax basis of their shares in The Rightime Blue Chip Fund and The Rightime MidCap Fund.


      The Reorganization of The Rightime Fund will be a taxable reorganization for shareholders of that Fund. However, approximately 90% of the shareholders of The Rightime Fund are held in tax-advantaged accounts, and will not be required to pay taxes on gains, if any, realized in connection with the Reorganization. Other shares may be held in accounts required to recognize currently the gains, if any, resulting from the Reorganization. The Board has concluded that the obligation to recognize and pay taxes on such gains will not have a material adverse effect for such shareholders. In accordance with Subchapter M of the Code, The Rightime Fund must distribute each year all realized gains, which are then currently taxable to the recipient. Shareholders of The Rightime Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders of The Rightime Fund should also consult their tax advisers as to state and local tax consequences, if any, of a Reorganization.


Comparative Fee Tables


      The Rightime Funds, like all mutual funds, incur certain expenses in their operations and as a shareholder of the Rightime Funds, you pay these expenses indirectly. The Federated Fund also incurs expenses in its operations. The expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following tables compare the expenses paid by the Rightime Funds with the expenses that you will incur as a shareholder of the Federated Fund. You will not be charged any sales loads for acquiring Class A shares of the Federated Fund in exchange for the shares of the Rightime Funds you own on the date of the Reorganization.


This table describes the fees and expenses of the Federated Fund Class A Shares for its most recent fiscal year ended October 31, 2000 as well as on a pro forma basis giving effect to the Reorganization (assuming shareholders of each of the Rightime Funds approve the Plan), and the fees and expenses of the Rightime Fund, the Rightime Blue Chip Fund and the Rightime MidCap Fund, for each Fund's most recent fiscal year ended October 31, 2000. The table indicates that the Total Annual Fund Operating Expenses of the Federated Estimated Pro Forma Combined are expected to be less than those of each Rightime Fund.



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                         Federated The      The       The      Federated
                         Capital   Rightime Rightime  Rightime Pro Forma
                         AppreciatiFund     Blue      MidCap   Estimated
                         Fund               Chip Fund Fund     Combined
                         (Class A)
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       Shareholder Fees
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Maximum Sales Charge     5.50%2    None     4.75%     4.75%    5.50%2
(Load) Imposed on
Purchase (as a
percentage of offering
price)
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Annual Fund Operating
Expenses (Before
Waivers)
------------------------
Expenses That are
Deducted From Fund
Assets (as a percentage
of average net assets)
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                         0.75%     0.50%    0.50%     0.50%    0.75%
Management Fee
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Distribution (12b-1) Fee 0.25%3    0.50%    0.25%     0.25%    0.25%3
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Shareholder Services Fee 0.25%     0.25%    0.25%     0.25%    0.25%
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Other Expenses           0.24%     1.23%    1.10%     1.17%    0.20%
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Total Annual Fund        1.49%1    2.48%    2.10%     2.17%    1.45%1
Operating Expenses
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1 Although not contractually obligated to do so, the distributor for the Federated Fund waived certain amounts. These waivers are shown below along with the net expenses the Federated Fund actually paid for the fiscal year ended October 31, 2000.

                                    Federated Capital       Federated
Estimated Pro Forma
                                    Appreciation Fund       Combined

Total Waivers of Fund Expenses                        0.25%
0.25%
Total Actual Annual Fund Operating Expenses (after waivers) 1.24%
1.20%

2 Please note that you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your Class A Shares of the Federated Fund for Class A Shares of another Federated mutual fund. The sales charge will apply to additional purchases of Class A Shares of the Federated Fund.

3 The Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 2000. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31, 2001.




EXAMPLES


The following Examples are intended to help you compare the cost of investing in the Rightime Funds whose shares you currently own with the cost of investing in Class A shares of the Federated Fund.


The Examples assume that you invest $10,000 in each fund for the time periods indicated and then redeem all of your Shares at the end of those periods. Each Example assumes that you invest $10,000 in the Federated Fund after the transfer of assets from the Rightime Funds into the Federated Fund. Each Example assumes that your investment has a 5% return each year and that the operating expenses of the Federated Fund, the Rightime Funds and the estimated pro forma combined operating expenses are before waivers as shown in the above table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



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                         1 year    3 years   5 years  10 years
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Federated Capital        $693      $995      $1,318   $2,232
Appreciation Fund
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The Rightime Fund        $251      $773      $1,321   $2,816
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The Rightime Blue Chip   $678      $1,102    $1,550   $2,791
Fund
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The Rightime MidCap Fund $685      $1,122    $1,584   $2,859
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Pro Forma Combined       $689      $983      $1,299   $2,190
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The following Examples show your actual costs after waivers of the Federated Fund and the Federated Estimated Pro Forma Combined:

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                         1 year    3 years    5 years 10 years
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Federated Capital        $669      $922       $1,194  $1,967
Appreciation Fund
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The Rightime Fund        $251      $773       $1,321  $2,816
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The Rightime Blue Chip   $678      $1,102     $1,550  $2,791
Fund
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The Rightime MidCap Fund $685      $1,122     $1,584  $2,859
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Pro Forma Combined       $666      $910       $1,173  $1,925
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Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Rightime Funds and the Federated Fund.


      This section contains tables comparing the investment objectives, policies, strategies and the principal risks of investing in each of the Rightime Funds and the Federated Fund. In addition to the policies and strategies set forth below, the Federated Fund and each of the Rightime Funds is subject to certain additional investment policies and limitations, described in their respective Prospectuses and/or Statements of Additional Information. Reference is hereby made to the Prospectus and Statement of Additional Information of the Federated Fund and to the Prospectus and Statement of Additional Information of each of the Rightime Funds, which set forth in full the investment objectives, policies, strategies, limitations and risks of the Federated Fund and each of the Rightime Funds, all of which are incorporated herein by reference.

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The Rightime Fund                        Federated Capital Appreciation Fund
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Investment Objective:                    Investment Objective:
To achieve a high total return           To provide capital appreciation.
consistent with reasonable risk.
Principal Investments:                   Principal Investments:
The Rightime Fund concentrates its       Federated Capital Appreciation Fund
investments in shares of other           invests primarily in common stock of
investment companies (mutual funds) and  companies with medium and large market
can also make other investments          capitalizations that offer superior
consistent with its objective such as:   growth prospects or of companies whose
stocks, investment grade bonds and       stock is undervalued. This includes
other debt obligations, options and      companies with market capitalizations
futures and cash equivalents.            in excess of $500 million. The Fund
                                         also invests in the convertible
                                         securities issued by these companies
                                         and American Depositary Receipts,
                                         which represent interests in
                                         underlying securities issued by a
                                         foreign company, but which are traded
                                         in the United States.
Investment Style and Strategies:         Investment Style and Strategies:
The Rightime Fund uses a flexible        The Fund uses a blended investment
approach when selecting fund             style by investing in the common stock
investments that is not limited by the   of companies with medium and large
underlying fund's investment style or    market capitalizations that offer
by any specific market capitalization    superior growth prospects or of
range.                                   companies whose stock is undervalued.

The Rightime Fund is managed by its      The Fund diversifies its investments,
adviser using a market timing strategy.  limiting its risk exposure with
The Fund's adviser uses analytical       respect to individual securities and
techniques to seek to anticipate and     industry sectors. In determining the
identify major market trends which the   amount to invest in a security, and in
adviser believes can affect securities   order to manage sector risk, the Fund
markets over a period of time.           attempts to limit its exposure to each
                                         major sector in the Standard & Poor's
When using an aggressive strategy, The   500 Index, as a general matter, to not
Rightime Fund's adviser selects funds    less than 50% nor more than 200% of
and other investments that it believes   the Index's allocation to that sector.
will perform well during a rising trend
in securities markets.                   The Fund's adviser selects the most
                                         promising companies for the Fund's
When The Rightime Fund's adviser         portfolio using its own quantitative
anticipates a declining trend, the Fund  process to rate the future performance
will adopt a conservative strategy to    potential of companies by evaluating
invest in funds and other investments    each company's earnings quality in
which are intended to preserve capital   light of their current valuation to
and control risk.                        narrow the list of attractive
                                         companies. The Fund's adviser then
In utilizing both the aggressive and     evaluates product positioning,
conservative strategies, The Rightime    management quality and sustainability
Fund may use hedging techniques to       of current growth trends of those
assist the adviser in restructuring the  companies.
Fund's portfolio.
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The Rightime Fund                        Federated Capital Appreciation Fund
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Principal Risks:                         Principal Risks:
The Rightime Fund is subject to the      Federated Capital Appreciation Fund is
following principal risks and is also    subject to the following principal
subject to Stock Market Risks,           risks:
Liquidity Risks and Sector Risks
substantially similar to those of the    STOCK MARKET RISKS. The value of
Federated Fund:                          equity securities in the Fund's
                                         portfolio will fluctuate and, as a
INVESTMENTS IN OTHER INVESTMENT          result, the Fund's share price may
COMPANIES. By investing in shares of     decline suddenly or over a sustained
investment companies, The Rightime Fund  period of time.
indirectly pays a portion of the
operating, management and other          LIQUIDITY RISKS. The equity securities
expenses of each investment company.     and/or other instruments in which the
Therefore, The Rightime Fund's           Fund invests may be less readily
investors may indirectly pay higher      marketable and may be subject to
total operating expenses and other       greater fluctuation in price than
costs than they might pay by owning the  other securities. Consequently, the
underlying investment companies          Fund may have to accept a lower price
directly.                                to sell a security, sell other
                                         securities to raise cash or give up an
The Rightime Fund may be affected by     investment opportunity, any of which
losses of the underlying investment      could have a negative effect on the
companies and the level of risk arising  Fund's performance.
from the investment practices of such
companies. The Rightime Fund has no      RISKS RELATED TO COMPANY SIZE. Because
control over the risks taken by such     the smaller companies in which the
investment companies.                    Fund may invest may have unproven
                                         track records, a limited product or
If an investment in an underlying fund   service base and limited access to
is subject to a redemption fee for an    capital, they may be more likely to
early redemption, The Rightime Fund      fail than larger companies.
will pay such a fee if the Fund's
adviser determines that effecting the    SECTOR RISKS. As the Fund's adviser
redemption is in the interest of the     allocates more of the Fund's portfolio
Fund.                                    holdings to a particular sector, the
                                         Fund's performance will be more
ANALYTICAL RISK. The Rightime Fund's     susceptible to any economic, business
adviser uses analytical techniques to    or other developments which generally
anticipate and identify major market     affect that sector.
trends in order to restructure the
Fund's portfolio under an aggressive or  RISKS OF INVESTING IN AMERICAN
conservative strategy. If the Rightime   DEPOSITARY RECEIPTS. Because the Fund
Fund's adviser incorrectly judges turns  invests in American Depositary
in the market, the Fund may lose         Receipts issued by foreign companies,
opportunities for gains or it may        the Fund's share price may be more
experience losses.                       affected by foreign economic and
                                         political conditions, taxation
INTEREST RATE RISK. The Rightime Fund's  policies and accounting and auditing
investments in bonds or debt             standards than would otherwise be the
obligations respond to changes in        case.
interest rates and to perceptions of
creditworthiness of individual issuers.
Generally, fixed income securities may
fluctuate in value as interest rates
rise and fall.

HEDGING RISK. The use of hedging
techniques by The Rightime Fund carries
additional risks. For example, since
The Rightime Fund invests in other
investment companies, an unexpected
restructuring of the portfolio of an
underlying investment company could
have an unexpected, and possibly
adverse, effect on the hedging efforts
of the Rightime Fund's adviser. In
addition, the success or failure of any
hedging position depends on the ability
of the Fund's adviser to predict stock
and interest rate movements.
---------------------------------------------------------------------------------





---------------------------------------------------------------------------------
The Rightime Blue Chip Fund              Federated Capital Appreciation Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Investment Objective:                    Investment Objective:
To achieve a high total return           To provide capital appreciation.
consistent with reasonable risk.
Principal Investments:                   Principal Investments:
The Rightime Blue Chip Fund invests      Federated Capital Appreciation Fund
primarily in blue chip securities        invests primarily in common stock of
including common stocks of companies     companies with medium and large market
that have large market capitalizations   capitalizations that offer superior
($5 billion or more), an established     growth prospects or of companies whose
history of earnings and dividends, a     stock is undervalued. This includes
large number of public shareholders and  companies with market capitalizations
are traded on major stock exchanges.At   in excess of $500 million. The Fund
least 65% of The Rightime Blue Chip      also invests in the convertible
Fund's assets will be invested in blue   securities issued by these companies
chip securities and related              and American Depositary Receipts,
investments, and up to 100% may be so    which represent interests in
invested. The Rightime Blue Chip Fund    underlying securities issued by a
may also invest in instruments such as   foreign company, but which are traded
options or futures that are based on     in the United States.
blue chip securities and in cash, cash
equivalents, investment grade bonds and
other debt obligations of any maturity.
Investment Style and Strategies:         Investment Style and Strategies:
The Rightime Blue Chip Fund is managed   The Fund uses a blended investment
by its adviser using a market timing     style by investing in the common stock
strategy. The Rightime Blue Chip Fund's  of companies with medium and large
adviser uses analytical techniques to    market capitalizations that offer
seek to anticipate and identify major    superior growth prospects or of
market trends which the adviser          companies whose stock is undervalued.
believes can affect securities markets
over a period of time.                   The Fund diversifies its investments,
                                         limiting its risk exposure with
When using an aggressive strategy, The   respect to individual securities and
Rightime Blue Chip Fund will invest in   industry sectors. In determining the
blue chip securities and related         amount to invest in a security, and in
instruments which it believes will       order to manage sector risk, the Fund
benefit from a rising trend in           attempts to limit its exposure to each
securities markets.                      major sector in the Standard & Poor's
                                         500 Index, as a general matter, to not
When using a conservative strategy, The  less than 50% nor more than 200% of
Rightime Blue Chip Fund may invest up    the Index's allocation to that sector.
to 35% of its assets in securities
other than blue chip securities in an    The Fund's adviser selects the most
effort to control risk.                  promising companies for the Fund's
                                         portfolio using its own quantitative
In utilizing both the aggressive and     process to rate the future performance
conservative strategies, The Rightime    potential of companies by evaluating
Blue Chip Fund may use hedging           each company's earnings quality in
techniques to assist the Fund's adviser  light of their current valuation to
in restructuring the Fund's portfolio.   narrow the list of attractive
                                         companies. The Fund's adviser then
                                         evaluates product positioning,
                                         management quality and sustainability
                                         of current growth trends of those
                                         companies.
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
The Rightime Blue Chip Fund              Federated Capital Appreciation Fund
---------------------------------------------------------------------------------
Principal Risks:                         Principal Risks:
The Rightime Blue Chip Fund is subject   Federated Capital Appreciation Fund is
to the following principal risks and is  subject to the following principal
also subject to Stock Market Risks,      risks:
Liquidity Risks and Sector Risks
substantially similar to those of the    STOCK MARKET RISKS. The value of
Federated Fund:                          equity securities in the Fund's
                                         portfolio will fluctuate and, as a
ANALYTICAL RISK. The Rightime Blue Chip  result, the Fund's share price may
Fund's adviser uses analytical           decline suddenly or over a sustained
techniques to anticipate and identify    period of time.
major market trends in order to
restructure the Fund's portfolio under   LIQUIDITY RISKS. The equity securities
an aggressive or conservative strategy.  and/or other instruments in which the
If the adviser incorrectly judges turns  Fund invests may be less readily
in the market, The Rightime Blue Chip    marketable and may be subject to
Fund may lose opportunities for gains    greater fluctuation in price than
or it may experience losses.             other securities. Consequently, the
                                         Fund may have to accept a lower price
INTEREST RATE RISK. The Rightime Blue    to sell a security, sell other
Chip Fund's investments in bonds or      securities to raise cash or give up an
debt obligations respond to changes in   investment opportunity, any of which
interest rates and to perceptions of     could have a negative effect on the
creditworthiness of individual issuers.  Fund's performance.
Generally, fixed income securities may
fluctuate in value as interest rates     RISKS RELATED TO COMPANY SIZE. Because
rise and fall.                           the smaller companies in which the
                                         Fund may invest may have unproven
HEDGING RISK. The use of hedging         track records, a limited product or
techniques by The Rightime Blue Chip     service base and limited access to
Fund carries additional risks. The       capital, they may be more likely to
success or failure of any hedging        fail than larger companies.
position depends on the ability of the
Fund's adviser to predict stock and      SECTOR RISKS. As the Fund's adviser
interest rate movements.                 allocates more of the Fund's portfolio
                                         holdings to a particular sector, the
                                         Fund's performance will be more
                                         susceptible to any economic, business
                                         or other developments which generally
                                         affect that sector.

                                         RISKS OF INVESTING IN AMERICAN
                                         DEPOSITARY RECEIPTS. Because the Fund
                                         invests in American Depositary
                                         Receipts issued by foreign companies,
                                         the Fund's share price may be more
                                         affected by foreign economic and
                                         political conditions, taxation
                                         policies and accounting and auditing
                                         standards than would otherwise be the
                                         case.
---------------------------------------------------------------------------------


---------------------------------------------------------------------------------
The Rightime MidCap Fund                 Federated Capital Appreciation Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Investment Objective:                    Investment Objective:
To achieve a high total return           To provide capital appreciation.
consistent with reasonable risk.
Principal Investments:                   Principal Investments:
The Rightime MidCap Fund invests         Federated Capital Appreciation Fund
primarily in securities of companies     invests primarily in common stock of
with medium-size market capitalization   companies with medium and large market
("MidCaps") and in instruments such as   capitalizations that offer superior
options or futures that are based on     growth prospects or of companies whose
MidCaps. The Rightime MidCap Fund        stock is undervalued. This includes
generally considers a medium-sized       companies with market capitalizations
market capitalization to be between      in excess of $500 million. The Fund
$200 million and $5 billion. At least    also invests in the convertible
65% of The Rightime MidCap Fund's        securities issued by these companies
assets will be invested in midcaps and   and American Depositary Receipts,
related instruments, and up to 100% may  which represent interests in
be so invested. The Fund may also        underlying securities issued by a
invest in cash, cash equivalents,        foreign company, but which are traded
investment grade bonds and other debt    in the United States.
obligations of any maturity.
Investment Style and Strategies:         Investment Style and Strategies:
The Rightime MidCap Fund is managed by   The Fund uses a blended investment
its adviser using a market timing        style by investing in the common stock
strategy. The Rightime MidCap Fund's     of companies with medium and large
adviser uses analytical techniques to    market capitalizations that offer
seek to anticipate and identify major    superior growth prospects or of
market trends which the adviser          companies whose stock is undervalued.
believes can affect securities markets
over a period of time.                   The Fund diversifies its investments,
                                         limiting its risk exposure with
When using an aggressive strategy, The   respect to individual securities and
Rightime MidCap Fund will invest in      industry sectors. In determining the
MidCaps and related instruments which    amount to invest in a security, and in
it believes will benefit from a rising   order to manage sector risk, the Fund
trend in securities markets.             attempts to limit its exposure to each
                                         major sector in the Standard & Poor's
When using a conservative strategy, The  500 Index, as a general matter, to not
Rightime MidCap Fund may invest up to    less than 50% nor more than 200% of
35% of its assets in securities other    the Index's allocation to that sector.
than MidCap securities in an effort to
control risk.                            The Fund's adviser selects the most
                                         promising companies for the Fund's
In utilizing both the aggressive and     portfolio using its own quantitative
conservative strategies, The Rightime    process to rate the future performance
MidCap Fund may use hedging techniques   potential of companies by evaluating
to assist the Fund's adviser in          each company's earnings quality in
restructuring the portfolio.             light of their current valuation to
                                         narrow the list of attractive
                                         companies. The Fund's adviser then
                                         evaluates product positioning,
                                         management quality and sustainability
                                         of current growth trends of those
                                         companies.
Principal Risks:                         Principal Risks:
The Rightime MidCap Fund is subject to   Federated Capital Appreciation Fund is
the following principal risks and is     subject to the following principal
also subject to Stock Market Risks,      risks:
Liquidity Risks and Sector Risks
substantially similar to those of the    STOCK MARKET RISKS. The value of
Federated Fund:                          equity securities in the Fund's
                                         portfolio will fluctuate and, as a
TRADING RISK.  Since MidCaps are not as  result, the Fund's share price may
broadly traded as securities of larger   decline suddenly or over a sustained
capitalized companies, they are often    period of time.
subject to wider and more abrupt
fluctuations in market prices. In        LIQUIDITY RISKS. The equity securities
addition, these securities may not be    and/or other instruments in which the
as widely researched in the market.      Fund invests may be less readily
                                         marketable and may be subject to
ANALYTICAL RISK. The Rightime MidCap     greater fluctuation in price than
Fund's adviser uses analytical           other securities. Consequently, the
techniques to anticipate and identify    Fund may have to accept a lower price
major market trends in order to          to sell a security, sell other
restructure the Fund's portfolio under   securities to raise cash or give up an
an aggressive or conservative strategy.  investment opportunity, any of which
If The Rightime MidCap Fund's adviser    could have a negative effect on the
incorrectly judges turns in the market,  Fund's performance.
the Fund may lose opportunities for
gains or it may experience losses.       RISKS RELATED TO COMPANY SIZE. Because
                                         the smaller companies in which the
INTEREST RATE RISK. The Rightime MidCap  Fund may invest may have unproven
Fund's investments in bonds or debt      track records, a limited product or
obligations respond to changes in        service base and limited access to
interest rates and to perceptions of     capital, they may be more likely to
creditworthiness of individual issuers.  fail than larger companies.
Generally, fixed income securities may
fluctuate in value as interest rates     SECTOR RISKS. As the Fund's adviser
rise and fall.                           allocates more of the Fund's portfolio
                                         holdings to a particular sector, the
HEDGING RISK. The use of hedging         Fund's performance will be more
techniques carries additional risks.     susceptible to any economic, business
The success or failure of any hedging    or other developments which generally
position depends on the ability of The   affect that sector.
Rightime MidCap Fund's adviser to
predict stock and interest rate          RISKS OF INVESTING IN AMERICAN
movements.                               DEPOSITARY RECEIPTS. Because the Fund
                                         invests in American Depositary
                                         Receipts issued by foreign companies,
                                         the Fund's share price may be more
                                         affected by foreign economic and
                                         political conditions, taxation
                                         policies and accounting and auditing
                                         standards than would otherwise be the
                                         case.
---------------------------------------------------------------------------------

Comparison of Potential Risks and Rewards: Performance Information


      The bar charts and tables below compare the potential risks and rewards of investing in the Rightime Funds and the Federated Fund. Each bar chart provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year for the last ten years. The tables show how each Fund's average annual total returns for the one year, five years and ten years compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.


Keep in mind that past performance does not indicate future results.


Risk/Return Bar Chart and Table


      The bar charts shown below show the variability of total returns on a calendar year-end basis for shares of each of the Rightime Funds and the Federated Fund. The Class A Shares of each of The Rightime Blue Chip Fund and The Rightime MidCap Fund and the Federated Fund are sold subject to a sales charge (load). The total returns displayed do not reflect the payment of any sales charges. If these charges had been included, the returns shown would have been lower. Shares of The Rightime Fund are not sold subject to a sales charge (load).


RISK/RETURN BAR CHARTS


Federated Capital Appreciation Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Capital Appreciation Fund as of the calendar year-end for each of ten years.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000. The percentages noted are: 27.42%, 11.38%, 11.31%, (0.30%), 37.17%, 18.39%,
30.62%, 20.07%, 43.39% and (3.76%).

The total return for the Class A Shares of the Federated Fund for the six-month period from January 1, 2001 to June 30, 2001 was (2.33%).

The Rightime Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of The Rightime Fund as of the calendar year-end for each of ten years.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000. The percentages noted are: 30.14%, 3.65%, 8.06%, 0.83%, 26.89%, 8.59%,
(2.18)%, 30.44%, 9.81% and (12.15)%.

The Rightime Fund's total return for the six-month period from January 1, 2001 to June 30, 2001 was (14.70)%.

The Rightime Blue Chip Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of The Rightime Blue Chip Fund as of the calendar year-end for each of ten years.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000. The percentages noted are: 23.12%, 4.10%, 7.35%, 2.22%, 28.98%, 10.87%,
4.03%, 33.91%, 2.10% and (13.70)%.

The Rightime Blue Chip Fund's total return for the six-month period from January 1, 2001 to June 30, 2001 was (17.54)%.

The Rightime MidCap Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of The Rightime MidCap Fund as of the calendar year-end for each of nine years.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 2000. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2000. The percentages noted are: 11.52%, 5.81%, 1.90%, 23.99%, 10.75%, 5.44%, 37.16%, 4.19% and
(1.13)%.

The Rightime MidCap Fund's total return for the six-month period from January 1, 2001 to June 30, 2001 was (13.66)%.

Listed below are the highest and lowest quarterly returns for each Fund for the periods shown in the bar charts above.

-------------------------------------------------------------------------------
Fund Name                 Highest Quarterly Return     Lowest Quarterly Return
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated Capital         27.57% (quarter ended        (15.34%) (quarter ended
Appreciation Fund         12/31/99)                    9/30/98)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The Rightime Fund         18.25% (quarter ended        (8.43%) (quarter ended
                          12/31/98)                    6/30/00)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The Rightime Blue Chip    15.58 (quarter ended         (4.90%) (quarter ended
Fund                      12/31/98)                    3/31/00)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The Rightime MidCap Fund  21.24% (quarter ended        (5.14%) (quarter ended
                          12/31/98)                    12/31/00)
-------------------------------------------------------------------------------

Average Annual Total Return Tables


      The following tables represent each Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000. Each of the returns shown reflect applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the Rightime Funds into the Federated Fund. If the returns shown below did not reflect applicable sales charges, the returns would have been higher.


      The tables also show each Fund's total returns averaged over a period of years relative to one or more broad-based market indexes and for certain averages of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


      Past performance does not necessarily predict future performance. The information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

----------------------------------------------------------------------------------------
  Calendar    Federated  The       The       The        S&P     LGIFA*  S&P      LBF*
   Period     Capital    Rightime  Rightime  Rightime    500*           Midcap
   (ending    Appreciation Fund    Blue      MidCap                      400*
December 31,     Fund              Chip Fund    Fund
    2000)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
1 Year                                          (1.13)% (9.13)% 0.99%   17.52%  2.39%
              (9.04)%    (12.15)%  (13.70)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
5 Years           19.35%     6.91%              11.31%  18.33%  15.09%  20.42%  11.80%
                                   7.11%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
10 Years          18.00%    10.28%    10.68%    N/A     17.45%  15.24%  19.92%  12.50%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Since                         N/A      N/A     10.99%**  16.64% 14.29%  17.79%  11.37%
Inception     N/A
----------------------------------------------------------------------------------------

*The Standard & Poor's 500 Index (S&P 500), Standard & Poor's Midcap 400 Index (S&P Midcap 400) and Lipper Balanced Fund Index (LBF) are broad-based market indexes. The Lipper Growth and Income Funds Average (LGIFA) is an average of funds with similar investment objectives to those of the Funds shown in this table.

**The Rightime MidCap Fund's start of performance date was November 11,
1991.


Comparison of Operations


      Investment Advisory Services


      A Board of Trustees governs the Federated Fund. This Board selects and oversees the adviser, Federated Investment Management Company (the "Federated Adviser"), a subsidiary of Federated Investors, which manages the Fund's assets, including buying and selling portfolio securities. The address of the Federated Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


      The Federated Adviser and its affiliates advise approximately 139 mutual funds and 58 separate accounts, which totaled approximately $161 billion in assets as of June 30, 2001.


      Rightime Econometrics, Inc. (the "Rightime Adviser") serves as investment adviser to the Rightime Funds. The Rightime Adviser has provided investment management services to the Rightime Funds and to separately managed accounts since 1979 and currently has approximately $1.8 billion in assets under management. The address of the Rightime Adviser is 1095 Rydal Road, Rydal, PA 19046-1711.

      Pursuant to an advisory agreement for each of the Rightime Funds, the Rightime Adviser, subject to the supervision of the Company's Board of Directors, manages the assets of each Fund in accordance with the stated objective, policies and restrictions of the Fund. The Rightime Adviser is also responsible for selecting brokers and dealers to execute portfolio transactions for each Rightime Fund.

      Administrative and Shareholder Services

Federated Services Company, an affiliate of the Federated Adviser and a wholly owned subsidiary of Federated Investors, provides certain administrative personnel and services necessary to operate the Federated Fund. Federated Services Company provides these services at an annual rate based upon the average aggregate daily net assets of all funds advised by the Federated Adviser and its affiliates. The rate charged is 0.15% on the first $250 million of the Fund's average aggregate daily net assets; 0.125% on the second $250 million; 0.10% on the third $250 million and 0.075% on the Fund's average aggregate daily net assets in excess of $750 million. Federated Services Company's minimum annual administrative fee for the Federated Fund is $125,000, plus $30,000 for each additional class of shares of the portfolio. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Federated Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

      Federated Equity Funds has entered into a Shareholder Services Agreement on behalf of the Federated Fund under which the Federated Fund may make payments of up to 0.25% of the average daily net asset value of the shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of the Federated Adviser and a wholly owned subsidiary of Federated Investors, either will perform shareholder services directly or will select financial institutions or other investment professionals to perform such services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Fund and FSSC.

      Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Federated Fund pays the transfer agent a fee based upon the size, type and number of accounts and transactions by shareholders.

      Rightime Administrators, Inc., an affiliate of Rightime Econometrics, Inc. and of Lincoln Investment Planning, Inc., ("Lincoln") serves as administrator of the Rightime Funds and administers the Rightime Funds' affairs subject to the supervision of the Board of Directors. Rightime Administrators, Inc. has retained Lincoln, the distributor and transfer agent of the Rightime Funds, to provide certain accounting services and shareholder services for each Fund. As compensation for its services, Rightime Administrators, Inc. receives a fee, computed daily and payable monthly, at an annualized rate of each Fund's combined average daily net assets of 0.95% for The Rightime Fund, and 0.85% for each of The Rightime Blue Chip Fund and The Rightime MidCap Fund. Rightime Administrators, Inc. pays the fees of Lincoln for the accounting and shareholder services referred to above.

      Lincoln serves as Transfer Agent, Dividend Disbursing Agent and Redemption Agent for redemptions pursuant to a Transfer and Dividend Disbursing Agency Agreement approved by the shareholders of the Company. Pursuant to the agreement, Lincoln receives a fee calculated at an annual rate of $15.00 per shareholder account and will be reimbursed out-of-pocket expenses incurred on the Company's behalf.


      Due to the Reorganization, the custodian of Rightime Fund shareholders' retirement plan assets will change. Rightime Fund's retirement plans (i.e., Individual Retirement Accounts; Simplified Employee Pension Plans (SEP IRAs); Salary Reduction Simplified Employee Pension Plans (SAR SEPs); Roth IRAs; 403(b)(7) Plans; Profit Sharing Plans; and Money Purchase Pension Plans) will cease to exist after the Reorganization. The tables in Exhibit B list and describe the new custodian(s) that will assume custody of these retirement plan assets and any loans (applicable to the 403(b)(7) retirement plan accounts) in order to maintain shareholder assets in a retirement plan account following the reorganization. The tables in Exhibit B also show a comparison of fees associated with the old and new custodians. Shareholders with assets in a retirement plan are urged to read this information carefully. Shareholders always have the right to chose a different retirement plan custodian at any time. Shareholders' retirement plan accounts will automatically transfer to the new custodian as part of the plan of Reorganization. To change to a new custodian listed in the tables requires no action by shareholders.

      Distribution Services

      Federated Securities Corp. ("FSC"), an affiliate of the Federated Adviser and a wholly owned subsidiary of Federated Investors, is the principal distributor for shares of the Federated Fund. Shares of the Federated Fund are sold at net asset value, plus any applicable sales charge, next determined after an order is received. No sales charges will be imposed on Federated Fund shares acquired as part of the proposed Reorganization. After the Reorganization is completed, shareholders of the Rightime Funds will be able to exchange their Class A Shares of the Federated Fund for Class A Shares of any other Federated mutual fund without paying a front-end sales charge, assuming the shareholder meets that fund's minimum investment requirements. Any additional purchases of any Federated Fund shares after the reorganization will be subject to applicable sales charges. For a complete description of sales charges and exemptions from such charges, reference is made to the Prospectus and Statement of Additional Information of the Federated Fund, which are incorporated by reference herein. A copy of the Federated Fund's Prospectus is included herewith.

      The Federated Fund may compensate brokers and dealers for sales and administrative services performed in connection with sales of shares of the Federated Fund under a plan of distribution adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 ("Rule 12b-1).

      Lincoln also serves as distributor of the Rightime Funds pursuant to distribution agreements with the Rightime Funds. Lincoln promotes the distribution of the Rightime Funds in accordance with the agreements and the terms of the distribution plan of each of the Rightime Funds adopted pursuant to Rule 12b-1. Lincoln has retained RTE Securities, Inc., a separate broker/dealer firm, to provide consulting services and to assist with wholesaling activities of the Rightime Funds. RTE Securities, Inc. is an affiliate of the Rightime Advisers.

Purchase, Exchange and Redemption Procedures

      The transfer agent and dividend disbursing agent for the Federated Fund is FSSC. Lincoln acts as the Rightime Funds' transfer agent and dividend disbursing agent. Procedures for the purchase, exchange and redemption of the Federated Fund's shares differ slightly from procedures applicable to the purchase, exchange and redemption of the Rightime Funds shares. Reference is made to the Prospectus of the Federated Fund and the Prospectus of the Rightime Funds for a complete description of the purchase, exchange and redemption procedures applicable to each Fund's shares, each of which is incorporated by reference hereto. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the Federated Fund shares and the Rightime Fund's shares.

Minimum Investments

-------------------------------------------------------------------------------
    Fund      Initial   Subsequent  Retirement    Retirement       Systematic
              InvestmentInvestment     Plan          Plan       Investment Plan
               Minimum   Minimum    Investment    Subsequent       Subsequent
                                     Minimum      Investment       Investment
                                                    Minimum         Minimum
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Federated    $1,500      $100        $250          $100             $50
   Capital
Appreciation
    Fund
-------------------------------------------------------------------------------
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  Rightime     $1,000      $25        $1,000          $25             $25
    Funds
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      Initial Investment Minimums of the Federated Fund will be waived for purposes of the Reorganization. The Systematic Investment Plan subsequent investment minimum will be partially waived for future investments by former Rightime shareholders in the Federated Fund and other Federated mutual funds.

      Purchases of shares of the Federated Fund may be made through an investment professional, directly from the Fund or through an exchange from another Federated mutual fund. Accounts through investment professionals may be subject to higher or lower minimum investment requirements. Purchases of the Rightime Funds may be made through an investment professional, through the Funds' distributor or directly from the Funds. The Federated Fund and each of the Rightime Funds reserves the right to reject any purchase request.

      The purchase price of Federated Fund's Class A shares is based on net asset value, plus any applicable sales charges. However, shareholders of the Rightime Funds will not be charged these sales charges in connection with the Reorganization. The purchase price of The Rightime Fund is based on net asset value, without any sales charge. The purchase price of The Rightime Blue Chip Fund and The Rightime MidCap Fund are based on net asset value plus any applicable sales charges. Purchase orders are effected at the offering price next calculated after receipt of the order. The net asset value per share for the Federated Fund and each of the Rightime Funds is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. The Federated Fund also provides the following purchase options: by a Systematic Investment Program established with the Fund; through a depository institution that is an automated clearing house (ACH) member; or through a retirement account.

      Class A Shares of the Federated Fund may be exchanged at net asset value for Class A Shares of certain other funds for which the Federated Adviser (or its affiliates) serves as adviser. Shares of the Federated Fund may be exchanged through an investment professional if you purchased shares through an investment professional or directly from the Fund if you purchased shares directly from the Fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes. Shares of each of the Rightime Funds may be exchanged for shares of another of the Rightime Funds at net asset value except that exchanges from The Rightime Fund (which has no sales charge) into shares of another of the Rightime Funds will be subject to the sales charge of the other Fund. These exchanges are also treated as sales for federal tax purposes.

      Redemptions of Class A Shares of the Federated Fund may be made through an investment professional, by telephone or by mailing a written request. Shares of the Federated Fund are redeemed at their net asset value next determined after the redemption request is received in proper form on each day on which the Fund computes its net asset value. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. The Federated Fund offers the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

      Redemptions of shares of the Rightime Funds may be made through an investment professional or directly through the Fund by telephone or by mailing a written request. Shares of the Rightime Funds are redeemed at the net asset value next determined after the redemption request is received in proper form on each day that the Funds compute their net asset value. Telephonic redemptions are limited to $50,000. The Rightime Funds normally send redemption proceeds on the next business day but, in no event, later than seven days. Delivery of the proceeds of redemption of shares purchased and paid for by check or shares purchased by an automatic investing plan shortly before the receipt of the redemption request may be delayed until the Fund determines that its custodian has completed collection of the funds. This may take up to 15 days.

Dividends and Other Distributions

      Each of the Rightime Funds and the Federated Fund declare and pay dividends and capital gain distributions, if any, at least annually. With respect to each of the Rightime Funds and the Federated Fund, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

Summary of Federal Tax Consequences

      As a condition to the Reorganization of The Rightime Blue Chip Fund and The Rightime MidCap Fund, each of these Funds and the Federated Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under the applicable provisions of the Code so that neither the Federated Fund nor The Rightime Blue Chip Fund or The Rightime MidCap Fund nor the shareholders of The Rightime Blue Chip Fund or The Rightime MidCap Fund will recognize any gain or loss on the Reorganization. The tax basis of the Federated Fund's shares received by shareholders of The Rightime Blue Chip Fund and The Rightime MidCap Fund will be the same as the tax basis of their shares in those Funds.

      For federal income tax purposes, the Reorganization of The Rightime Fund will be treated as if the Federated Fund used its shares to purchase the assets of The Rightime Fund followed by the liquidation of The Rightime Fund in which the shareholders of The Rightime Fund are treated as exchanging their shares in The Rightime Fund for shares in the Federated Fund. Please note that, for the approximately 90% of shareholders of The Rightime Fund who hold their shares in tax-advantaged accounts such as retirement plans, the Reorganization will have no immediate tax consequence. Shareholders who are subject to federal income tax may recognize a gain or loss as a result of the Reorganization on the exchange of The Rightime Fund shares for Federated Fund shares as a result of the liquidation of The Rightime Fund. Any such gain or loss will be equal to the difference between the basis of The Rightime Fund shareholders in their Rightime Fund shares and the fair market value of the Federated Fund shares they receive.


                   INFORMATION ABOUT THE REORGANIZATION


Agreement between Lincoln Investment Planning, Inc. and Federated
Investors regarding the Reorganization of the Rightime Funds

            On September 21, 2001, Lincoln, the Rightime Adviser and Federated Investors reached a definitive agreement regarding the reorganization of the Rightime Funds. Pursuant to the agreement between Lincoln, the Rightime Adviser and Federated Investors, rather than receiving a lump-sum payment, Lincoln will be entitled to payments from subsidiaries of Federated Investors for the five-year period following the Reorganization based on the amount of assets maintained in certain Federated mutual funds by shareholders of the Rightime Funds for which Lincoln serves as broker/dealer of record. These payments could be substantial. Pursuant to a separate agreement between Lincoln and the Rightime Adviser, Lincoln will make certain payments to the Rightime Adviser from the payments made by Federated Investors to Lincoln. David J. Rights, Chairman of the Board, President, Treasurer and portfolio manager of each Rightime Fund and owner of RTE Securities, Inc., serves as a consultant to Lincoln. Mr. Rights is also the President and owner of all of the voting common stock of the Rightime Adviser. Edward S. Forst, Sr., who is a Director and the Vice President and Secretary of The Rightime Fund, Inc., is also the Chairman of the Board of Lincoln. Mr. Rights and Mr. Forst are considered to be "affiliated persons" of the Company under the Investment Company Act of 1940 (the "1940 Act"). Consummation of the agreement between Lincoln, the Rightime Adviser and Federated Investors with respect to the Rightime Funds is conditioned upon, among other things, shareholders of the Rightime Funds approving the Reorganization.

      In connection with the Reorganization, it is expected that Lincoln will enter into an agreement with subsidiaries of Federated Investors under which Lincoln will be entitled to receive applicable sales loads, Rule 12b-1 fees, if any, and servicing fees on accounts in Federated mutual funds for which it serves as broker/dealer of record and provides services pursuant to the agreement, including service fees on accounts in the Federated Fund. For more information with respect to applicable arrangements for the payment of Rule 12b-1 fees and servicing fees see "Comparative Fee Tables" and "Comparison of Operations" herein.


Considerations by the Board of Directors of the Rightime Funds

             The Board of Directors sought to monitor the ability of the Rightime Funds to provide the investment results that the Funds' shareholders are seeking. Earlier this year, the Board consulted with officers of the affiliated entities that provide investment and distribution services to the Rightime Funds (the "Fund Affiliates"). Among the issues considered were factors that affect the performance of the Rightime Funds, including investment performance; sales and redemptions of shares of the Funds; the expenses of operating the Funds; changes in the investment markets; developments in the mutual fund industry; and other factors. Based upon a preliminary review of these issues, and recognizing that an increasing impact of the Rightime Funds' expense ratios would continue to affect investment performance, the Board charged the officers of the Company to present to the Board alternatives that could be pursued for the benefit of the shareholders.

      In a series of meetings held by the Board during the summer of 2001, the Board discussed alternatives identified by the Company's officers, by Fund Affiliates, and other courses of action raised by the Board. These included such options as: (i) seeking from sources outside the Company expense limitation commitments that could improve the bottom-line results retained by the Rightime Funds, (ii) merging one or more of the present funds to produce a larger fund, (iii) refining or changing investment objectives or policies of the Funds, (iv) reorganizing one or more of the funds with entities in other fund groups, or (v) liquidating the assets of the Funds and distributing such assets to shareholders.

      Following these discussions, the Board received a recommendation from the Fund Affiliates that the Board consider approving and recommending to shareholders a transaction by which the Rightime Funds would become part of a larger mutual fund complex. Although no definitive decision was reached, the Board authorized the Fund Affiliates to communicate with possible candidates to evaluate such a course of action. After visiting and consulting with candidates, the Fund Affiliates recommended that the Board meet with Federated Investors to consider a proposal that the Company enter into a reorganization with a Federated mutual fund. Federated Investors operates a very large investment company and investment management complex based in Pittsburgh, Pennsylvania.

      The Board met on August 15, 2001, with senior representatives of Federated Investors. The Directors also inspected facilities of the organization. In preparation for its discussions, the Board had reviewed information about Federated Investors and the Federated Fund. At that meeting in Pittsburgh, the Board interviewed Federated representatives about the investment and administrative services provided by Federated Investors, the expense ratio and investment performance for the Federated Fund, and other concerns relevant to the consideration of such a proposal.

      At a meeting of the Board following its meetings with Federated representatives, the Directors of the Company, including all of the Directors who are not interested persons of the Fund Affiliates (the "Independent Directors"), considered the information that had been provided by Federated Investors and the Federated Fund prior to and at the meeting, including Federated personnel and procedures, shareholders servicing capabilities, and experience in transactions such as the transaction contemplated in this instance. The Board considered the documents that would normally be developed to effect such a transaction, such as an Agreement and Plan of Reorganization, and business agreements between the Fund Affiliates and Federated Investors.

      Subject to the terms that might be developed by discussions between the parties, the Board concluded on a preliminary basis that participation in the proposed transactions would be in the interest of each of the Rightime Funds, and their shareholders, that the interests of the shareholders would not be diluted by such a transaction, and that it would be in the interest of the Company for the officers to proceed to develop the proposal on the terms proposed by the Company and Federated Investors.

      Based upon these considerations, the Board voted unanimously to approve in principle a resolution authorizing the officers and Company counsel to consult with Federated, and with the Federated Fund, concerning agreements that would be appropriate to authorize and accomplish a reorganization of the Rightime Funds pursuant to which the Federated Fund would acquire the assets of the Rightime Funds, and the shareholders of the Rightime Funds would become shareholders of the Federated Fund. The resolutions also authorized the officers and counsel, upon satisfaction of the criteria set by the Board, to take such other steps as would be necessary and appropriate to implement any approved transaction, including authorization to convene a meeting of shareholders of the Rightime Funds to consider and act upon the proposed transaction.

      The Board considered the benefits and risks of the proposed transaction. These included:


o The Reorganization would secure for shareholders of the Rightime Funds the investment advisory services of Federated's subsidiaries. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States. Federated advises approximately 139 mutual funds and 58 separate accounts, which totaled approximately $161 billion in assets as of June 30, 2001 and maintains 1.3 million shareholder accounts.

o The Federated Fund has a much larger asset base than any of the Rightime Funds. Thus, the Reorganization may give shareholders of the Rightime Funds the benefit of increased diversification, more efficient execution of portfolio transactions, and improved services to shareholders. The Board noted in this regard that the Rightime Funds have experienced a decrease in net assets, which tends to produce the opposite effects.

o Similarities exist between the investment objectives and policies of the Rightime Funds and the Federated Fund. Thus, the Reorganization will enable shareholders of the Rightime Funds to continue their current investment programs without substantial disruption.

o Shareholders of the Rightime Funds will not pay a sales charge to become shareholders of the Federated Fund in connection with the Reorganization.

o It is anticipated that shareholders of The Rightime Blue Chip Fund and The Rightime MidCap Fund will not have to pay any federal income tax solely as a result of the Reorganization.

o Pursuant to a separate agreement, Federated Investors, Lincoln and the Rightime Adviser are responsible for the payment of expenses related to consummating the Reorganization.

o The historical performance of the Federated Fund generally compares favorably to that of the Rightime Funds. In addition, the expense ratio of the Federated Fund is within industry norms and is lower than those of the Rightime Funds. The Board noted that the Federated Fund may discontinue its voluntary fee waiver at any time, which would result in increased expenses for the Fund, however the expenses of the Fund without the waiver are still lower than those of the Rightime Funds. See "Comparative Fee Tables" herein.

o The portfolio managers and investment personnel who are responsible for managing the Federated Fund are well-trained and experienced. In addition, Federated follows well-defined investment disciplines and portfolio monitoring processes.

o Federated's shareholder servicing organization is also well-trained and experienced. In addition, the size of the Federated organization has enabled it to make substantial investments in technologies which support the shareholder servicing function.

o The Federated organization previously has executed several transactions similar to the proposed Reorganization, so that it has the knowledge and experience which are needed to successfully complete the Reorganization.

             While each Director referred to different factors that were believed to support his or her respective decision, the Board took particular note of certain of the factors considered by the Board:

   (i) the performance achieved by the Federated Fund during both recent and extended periods of time. The Board noted that the Federated Fund was designated as a five-star fund by Morningstar at the time of the Board's deliberations.

   (ii) a significantly lower expense ratio for operating the Federated Fund, which will allow a greater proportion of investment gains to flow to the shareholders' bottom line. In this respect, the Board noted that the Rightime Funds presently face net redemptions of assets that would be expected to make it more difficult to achieve success for the Funds and the shareholders.

   (iii) a risk and volatility profile deemed to be consistent with the investment goal of the Rightime Funds. The Board took particular note of the fact that certain traditional measures of volatility for the Federated Fund are comparable to or better than the respective figures for the Rightime Funds.

   (iv) the benefits of the range of products and services available to shareholders if they become shareholders of a fund in the Federated complex. The Board noted not only the greater variety of funds available, but the sophisticated services available from the service providers to the Federated Fund.

      During ensuing weeks, the officers pursued the goals set by the Board, and sought to complete arrangements with Federated for a transaction that would meet the goals set by the Board's resolution.

      During the weeks following the meeting in Pittsburgh, the officers of the Company provided the Board with additional information concerning their on-going discussions, and the Board met by telephone on several occasions to discuss the status of the discussions. On September 14, 2001, the Board was advised by the officers that a proposal had been prepared that was considered to meet the preliminary standards set by the Board. Proposed agreements and other documents required to effect the reorganization, including certain agreements affecting the business relationships between Federated Investors and the Fund Affiliates, were provided to the Board.

      On September 17 and 20, 2001 the Independent Directors met separately with outside counsel to the Company to review issues arising from the proposal. At the September 20, 2001 meeting, the Independent Directors concluded that the factors that had been considered by the Board in approving the preliminary resolution on August 15th had been justified and the proposed transaction supported the goals that had been set by the Board at that time. The Independent Directors considered the fact that two of the Rightime Funds would be engaging in "non-recognition" events under tax laws, and that shareholders of the third Rightime Fund were not expected to be impacted by any significant tax effect.


      Thereafter, the entire Board met to consider the proposed transaction. Following a report by the Independent Directors on the matters discussed at their meeting, the Board reviewed the factors that it had addressed at its meeting on August 15, 2001, and the preliminary conclusions reached by the Board at that time. The Board, including the Independent Directors, then considered a resolution to implement the proposed transactions. Based upon the Directors' extended consideration over several months of the alternatives available, the benefits to the Rightime Funds and their shareholders of the proposed transactions, and the fact that the officers had been able to obtain for the Company a result satisfying the interests of shareholders, the Board voted unanimously to approve the proposed Plan, to recommend the approval of the Plan, and to authorize the officers to take such steps as are appropriate to accomplish the transactions, including the convening of a meeting of shareholders.


      The Board of Trustees of the Federated Fund (including a majority of the Trustees who are not "interested persons," as that term in defined in the 1940 Act) approved the Plan on August 24, 2001. The Board unanimously concluded that consummation of the Reorganization is in the best interests of the Federated Fund and its shareholders and that the interests of the Federated Fund's shareholders would not be diluted as a result of effecting the Reorganization and unanimously voted to approve the Plan.


Description of the Plan of Reorganization


      The Plan provides that each of the Rightime Funds will transfer its assets to the Federated Fund in exchange solely for the Federated Fund's Class A Shares to be distributed pro rata by each of the Rightime Funds to its shareholders in complete liquidation of each of the Rightime Funds. It is expected that the Reorganization will take place promptly following shareholder approval of the Plan, perhaps as early as on or about December 5, 2001 (the "Closing Date"). The value of the Rightime Funds' assets to be acquired by the Federated Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). Shareholders of the Rightime Funds will become shareholders of the Federated Fund as of the Closing and will be entitled to the Federated Fund's next dividend distribution thereafter.

      On or before the Closing, each of the Rightime Funds will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date. Shareholders will generally be liable for taxes associated with any such dividend distribution.

      Consummation of the Reorganization is subject to the conditions set forth in the Plan including receipt of an opinion in form and substance reasonably satisfactory to The Rightime Blue Chip Fund and The Rightime MidCap Fund and the Federated Fund, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Rightime Funds prior to the Closing Date by either party under certain conditions or by mutual agreement.

      Pursuant to a separate agreement, Federated Investors, Lincoln and the Rightime Adviser are responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation related materials to shareholders of the Rightime Funds and the costs of holding the Special Meeting (as defined below).

      The foregoing description of the Plan entered into between the Federated Fund and the Rightime Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Federated Fund Shares

      Full and fractional shares of the Federated Fund will be issued without the imposition of a sales charge or other fee to the shareholders of the Rightime Funds in accordance with the procedures described above. Shares of the Federated Fund to be issued to shareholders of the Rightime Funds under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Please refer to the enclosed Prospectus of the Federated Fund into which each of the Rightime Funds will be reorganized, for additional information about shares of the Federated Fund.

Federal Income Tax Consequences

      In order to align the portfolios of each of the Rightime Funds with those of the Federated Fund, it may be necessary to sell certain portfolio securities currently held by the Rightime Funds either before or after the Reorganization. To the extent that gain is realized as a result of the sale of portfolio securities of one or all of the Rightime Funds in connection with the Reorganization or as a result of the Federated Fund's sale of securities received from the Rightime Funds, distributions of those gains would be taxable to shareholders of the distributing fund.

      The Rightime Blue Chip Fund and The Rightime MidCap Fund

      As a condition to the Reorganization of The Rightime Blue Chip Fund and The Rightime MidCap Fund, the Federated Fund and The Rightime Blue Chip Fund and The Rightime MidCap Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization will qualify as a "reorganization" under section 368(a)(1)(C) of the Code, and the Federated Fund and each of The Rightime Blue Chip Fund and The Rightime MidCap Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code; (2) neither The Rightime Blue Chip Fund nor The Rightime MidCap Fund will recognize a gain or loss on the transfer of its assets to the Federated Fund in exchange solely for Class A Shares of the Federated Fund or on the subsequent distribution of those shares to shareholders of The Rightime Blue Chip Fund and The Rightime MidCap Fund in exchange for their shares of The Rightime Blue Chip Fund and The Rightime MidCap Fund; (3) the Federated Fund will recognize no gain or loss on its receipt of those assets in exchange solely for its shares; (4) the Federated Fund's basis in those assets will be the same as the Rightime Funds' basis therein immediately before the Reorganization, and the Federated Fund's holding period for those assets will include the holding period of the appropriate Rightime Fund therefor; (5) a shareholder of The Rightime Blue Chip Fund or The Rightime MidCap Fund will recognize no gain or loss on the constructive exchange of the shareholder's Rightime shares solely for Class A Shares of the Federated Fund pursuant to the Reorganization; and
(6) the aggregate basis in the Federated Fund shares received by a shareholder of The Rightime Blue Chip Fund or The Rightime MidCap Fund in the Reorganization will be the same as the aggregate basis in the shareholder's shares of the Rightime Funds to be constructively surrendered in exchange for those shares of the Rightime Funds, and the shareholder's holding period for those Federated Fund shares will include the shareholder's holding period for those shares of the Rightime Funds, provided the shareholder holds them as capital assets at the time of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of a Reorganization on the Federated Fund or The Rightime Blue Chip Fund or The Rightime MidCap Fund or any shareholder of the Rightime Funds with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      An opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Rightime Funds nor the Federated Fund expect to obtain a ruling from the IRS regarding the consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of any Reorganization and was successful, neither of which is anticipated, the Reorganization of The Rightime Blue Chip Fund and The Rightime MidCap Fund would be treated as a taxable sale of assets of these Funds, followed by a taxable liquidation thereof.

      The Rightime Fund

      For federal income tax purposes, the Reorganization of The Rightime Fund will be treated as if the Federated Fund used its shares to purchase the assets of The Rightime Fund followed by the liquidation of The Rightime Fund in which the shareholders of The Rightime Fund are treated as exchanging their shares in The Rightime Fund for shares in the Federated Fund. Please note that, for the approximately 90% of shareholders of The Rightime Fund who hold their shares in tax-advantaged accounts such as retirement plans, the Reorganization will have no immediate tax consequence. Shareholders who are subject to federal income tax may recognize gain or loss as a result of the Reorganization on the exchange of The Rightime Fund shares for Federated Fund shares as a result of the liquidation of The Rightime Fund. Any such gain or loss will be equal to the difference between the basis of The Rightime Fund shareholders in their Rightime Fund shares and the fair market value of the Federated Fund shares they receive.

Comparative Information on Shareholder Rights and Obligations

      The chart below describes some of the differences between your rights as a shareholder of the Rightime Funds and your rights as a shareholder of the Federated Fund. Each of the Rightime Funds is a series of The Rightime Fund, Inc., a Maryland corporation, and the Federated Fund is a series of Federated Equity Funds, a Massachusetts business trust.

--------------------------------------------------------------------------------------
         Category                 Rightime Funds               Federated Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1.    Preemptive Rights     None                       None
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2.    Preferences           None                       None
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
3.    Appraisal Rights      None                       None
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
4.    Conversion Rights     None                       None
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
5.    Exchange Rights (not  None                       None
      including right to
      exchange among Funds)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
6.    Shareholder Rights    No express statement       No right to call for any
                                                       partition or division of
                                                       property, profits, rights or
                                                       interest of Federated Equity
                                                       Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
7.    Annual Meetings       No annual meetings         No annual meetings required
                            required
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
8.    Right to call         Shall be called upon the   Shall be called upon request
      meeting of            written request of the     of shareholders owning at
      shareholders          holders of at least 25%    least 10% of the votes
                            of the shares of the       entitled to be cast at the
                            Company entitled to vote   meeting
                            at the meeting.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
9.    Notice of meetings    Mailed to each             Mailed to each shareholder
                            shareholder entitled to    entitled to vote at least
                            vote at least 10 days      seven days before the meeting
                            before the meeting.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
10.   Record date for       Directors may close the    Trustees may close the share
meetings                    stock transfer books of    transfer book for a period
                            the Company for a period   not exceeding 60 days prior
                            not exceeding 20 days      to the date of any meeting of
                            prior to the date of any   shareholders
                            shareholder meeting or
                            may fix in advance a
                            date, not exceeding 90
                            days as a record date
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
11.   Election of           A plurality of votes cast  A plurality of votes cast at
      Directors or Trustees at the meeting             the meeting
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
12.   Adjournment of        In the absence of quorum,  Majority of shares
meetings                    the shareholders present   represented at meeting or by
                            in person or by proxy may  proxy entitled to vote may
                            adjourn the meeting until  vote to adjourn
                            a quorum is present. If a
                            quorum is present,
                            holders of a majority of
                            shares present in person
                            or by proxy shall have
                            the power to adjourn the
                            meeting
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
13.   Removal of Directors  No express statement       May be removed by a vote of
      or Trustees by                                   at least two-thirds of the
      Shareholders                                     outstanding shares of
                                                       Federated Equity Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
14.   Personal Liability    None                       Under Massachusetts law,
      of Shareholders                                  there is, in theory, a
                                                       possibility that a
                                                       shareholder may be personally
                                                       liable; however, the Trust's
                                                       Declaration of Trust requires
                                                       the Trust to use its property
                                                       to protect or compensate the
                                                       shareholder if a shareholder
                                                       is held personally liable for
                                                       the Trust's obligations
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
15.   Par Value             Each share has a par       No par value
                            value of $0.01
--------------------------------------------------------------------------------------

2


Capitalization


      The following table sets forth the unaudited capitalization of each of the Rightime Funds and the Federated Fund as of September 5, 2001.

                     Federated         The           The            The         Federated
                      Capital       Rightime       Rightime      Rightime      Pro Forma*
                   Appreciation       Fund        Blue Chip     MidCap Fund     Combined
                       Fund                          Fund


                   --------------  ------------  -------------  ------------  --------------
                   --------------  ------------  -------------  ------------  --------------
Net Assets........     $1,053,731,846  $50,347,581   $104,792,733   $32,519,807   $1,241,391,967
Net Asset Value      $23.92**        $23.92         $26.74        $23.99        $23.92**
Per Share.........
Shares              44,380,246      2,105,208     3,919,068      1,355,431     52,225,569
Outstanding......



* The Pro Forma figures assume that shareholders of each of the Rightime Funds approve the proposed Reorganization.

** Net Asset Value for Class A Shares

        INFORMATION ABOUT THE FEDERATED FUND AND THE RIGHTIME FUNDS

Federated Fund

      Information about the Federated Fund is contained in the Federated Fund's current Prospectus which is incorporated herein by reference. A copy of the Federated Fund's current Prospectus and Annual Report to Shareholders are included herewith. Additional information about the Federated Fund is included in the Fund's current Statement of Additional Information, and the Statement of Additional Information dated October 24, 2001 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the U.S. Securities and Exchange Commission (the "SEC") may be obtained upon request and without charge by contacting the Federated Fund at 1-800-341-7400 or by writing the Federated Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, PA 15237-7000. The Federated Fund is subject to informational requirements of the Securities Act of 1933, as amended ("1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Federated Fund can be obtained by calling or writing the Federated Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at one of its regional offices located at Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, IL 60661. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Federated Fund with the SEC under the 1933 Act, omits certain of the information contained in the current Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Rightime Funds

      Information about the Rightime Funds is contained in the Rightime Funds' current Prospectus, Annual Report to Shareholders, Statement of Additional Information (as supplemented hereto), and the Statement of Additional Information dated October 24, 2001 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Prospectus, Annual Report and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request without charge from the Rightime Funds by calling 1-800-866-9393, or by writing to the Rightime Funds at 218 Glenside Avenue, Wyncote, PA 19095.

      The Rightime Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Rightime Funds can be obtained by calling or writing the Rightime Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                            VOTING INFORMATION

      This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the Company of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on December 7, 2001 at 2:00 p.m. at 218 Glenside Avenue, Wyncote, PA 19095, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Rightime Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Investors, Lincoln and the Rightime Adviser pursuant to a separate agreement. In addition to solicitations through mails, proxies may be solicited by officers, employees and agents of Lincoln. Such solicitations may be by telephone, telegraph or personal contact. Lincoln will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      You may vote by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 1-800-690-6903. Internet voting is also available at ______________. _________________ has been hired to assist in the proxy solicitation. For soliciting services, estimated proxy expenses total _________. If votes are recorded by telephone, ________ will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded.


Outstanding Shares and Voting Requirements

      The Board of Directors of the Company has fixed the close of business on October 23, 2001, as the record date for the determination of shareholders of the Rightime Funds entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of each of the Rightime Funds is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, each of the Rightime Funds had the number of shares issued and outstanding listed below:

      Fund Name                     Total Shares Outstanding
      The Rightime Fund
      The Rightime Blue Chip Fund
      The Rightime MidCap Fund


      On the record date, the Directors and officers of the Rightime Funds owned in the aggregate ___% of the outstanding shares of The Rightime Fund; ___% of the outstanding shares of The Rightime Blue Chip Fund; and ____% of the outstanding shares of The Rightime MidCap Fund. To the best knowledge of Lincoln Investment Planning, Inc., as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any of the Rightime Funds.

---------------------------------------------------------------------------
      Fund            Name and Address       Shares Owned     Percent of
                                            of Record and     Outstanding
                                             Beneficially       Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
The Rightime
Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
The Rightime
Blue Chip Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
The Rightime
MidCap Fund
---------------------------------------------------------------------------


      On the record date, the Trustees and officers of the Federated Fund as a group owned less than 1% of the outstanding shares Class A Shares of the Federated Fund. To the best knowledge of Federated Investment Management Company, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of the Federated Fund.

---------------------------------------------------------------------------
      Fund            Name and Address       Shares Owned     Percent of
                                            of Record and     Outstanding
                                             Beneficially       Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated
Capital
Appreciation
Fund
---------------------------------------------------------------------------


      Approval of the Plan with respect to a Rightime Fund requires the affirmative vote, in person or by proxy, of a majority of the outstanding shares of that Fund on the record date. In the event that one or more of the Rightime Funds does not approve the Plan, the Reorganization will not proceed, including with respect to any of the Rightime Funds that have approved the Plan, unless Federated Equity Funds and the Company agree to proceed. The votes of shareholders of the Federated Fund are not being solicited since their approval is not required in order to effect the Reorganization.

      Each of the Rightime Funds will vote separately on the proposal. In order for the shareholder meeting to go forward for each Fund, there must be a quorum. This means that at least a majority of the Company's shares must be represented at the meeting, either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. Abstentions and broker non-votes will be counted as shares present at the meeting in determining whether a proposal has been approved, and will have the same effect as a vote "against" the proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposal.

      If quorum is not obtained or if sufficient votes to approve the proposal on behalf of any of the Rightime Funds are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the nature of the proposal; the percentage of votes actually cast; the percentage of negative votes actually cast; the nature of any further solicitation; and the information to be provided to shareholders with respect to the reasons for the solicitation.

Other Matters

      Management of the Rightime Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

Board Recommendation

      After carefully considering the issues involved, the Board of Directors of the Company has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Directors of the Company recommends that you vote to approve the Plan. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly or vote by phone, fax or the Internet.








                                    Exhibit A to Prospectus/Proxy Statement


                   AGREEMENT AND PLAN OF REORGANIZATION

      This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of September 21, 2001, between Federated Equity Funds, a Massachusetts business trust ("Trust"), on behalf of its series, the Federated Capital Appreciation Fund (the "Acquiring Fund"), and The Rightime Fund, Inc., a Maryland corporation (the "Corporation"), on behalf of its series, The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund (each a "Target Fund" and collectively the "Target Funds"). (The Acquiring Fund and each Target Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and the Trust and the Corporation are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, covenants, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or a Target Fund, respectively, are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund and by the Corporation on behalf of each Target Fund.

      The Investment Companies wish to effect a separate reorganization for each Target Fund into the Acquiring Fund. The Investment Companies intend the reorganizations involving The Rightime Blue Chip Fund and The Rightime MidCap Fund to each qualify under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code (the "Regulations") with respect to the reorganizations involving those two Target Funds. The Investment Companies intend that the reorganization of The Rightime Fund will be a taxable event with respect to this Target Fund's shareholders. Each reorganization will involve the transfer of the assets of a Target Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest in the Acquiring Fund, followed by the distribution of those shares pro rata to the holders of shares of common stock of each Target Fund ("Target Fund Shares") in exchange therefor, all on the terms and conditions set forth herein. (Each such transactions involving a Target Fund and the Acquiring Fund is referred to herein as a "Reorganization.")

      Each Target Fund has a single class of shares issued and publicly outstanding. The Acquiring Fund has three classes of shares issued and outstanding, including Class A Shares. Only the Acquiring Fund's Class A Shares ("Acquiring Fund Shares"), which are substantially similar to the Target Fund Shares, are involved in the Reorganizations.

      In consideration of the mutual covenants and agreements contained herein, and subject to the terms and conditions hereof, the Trust and the Corporation agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1 Each Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor to issue and deliver to each Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of such Target Fund's Assets by the net asset value ("NAV") of an Acquiring Fund Share (both computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1). Prior to Closing, The Rightime Fund will liquidate its current holdings; and at the time of Closing, it will transfer the value of its Assets in cash to the Acquiring Fund.

1.2 A Target Fund's Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on such Target Fund's books, and other property owned by such Target Fund at the Effective Time (as defined in paragraph 3.1).

1.3 Each Target Fund agrees to discharge (or to have its distributor and/or investment adviser assume), at or before the Effective Time, all its liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement (collectively, "Liabilities").

1.4 At or immediately before the Effective Time, each Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), plus any excess of its interest income excludable from its gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code, plus all of its realized net capital gain, if any, in each case for the current taxable year through the Effective Time.

1.5 Prior to the Closing, the Trust and the Corporation shall file Articles of Transfer for recordation with the Department of Assessments and Taxation of the State of Maryland, and shall take, in accordance with the Maryland General Corporation Law, all other steps as shall be necessary to effect the Reorganizations.

1.6 At the Effective Time (or as soon thereafter as is reasonably practicable), each Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to such Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in exchange for their Target Fund Shares. Such distribution shall be accomplished by the Trust's transfer agent opening accounts on the Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on the respective Target Fund's share transfer books. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganizations.

1.7 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.6, each Target Fund shall be terminated and the Corporation shall be de-registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Corporation shall be dissolved under state law.

1.8 Any reporting responsibility of each Target Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated for all reporting periods ended on or prior thereto.

1.9 Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on a Target Fund's books of the Target Fund Shares exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION

2.1 For purposes of paragraph 1.1 the value of the Assets and the NAV of an Acquiring Fund Share shall be computed as of the close of regular trading on the New York Stock Exchange on the date of the Closing (the "Valuation Time"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information ("SAI").

2.2 All computations of the value of Assets shall be made by or under the direction of Lincoln Investment Planning, Inc., subject to verification by the Acquiring Fund of the prices used in such computations.

3.    CLOSING AND EFFECTIVE TIME

3.1 The Reorganizations, together with related acts necessary to consummate the same (the "Closing"), shall occur at the Trust's principal office on the first Friday that is a business day following the first business day after the satisfaction or waiver of all conditions to the consummation of the transactions contemplated by this Agreement (other than those conditions which can only be fulfilled at the Closing), provided, however, that if such date is the last Friday of a month, the Closing shall occur on the following Friday, or at such other place and/or on such other date as to which the Trust and the Corporation may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Trust and the Corporation may agree (the "Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first Friday that is a business day after the day when such trading has fully resumed and such reporting has been restored, provided, however, that if such date is the last Friday of a month, the Closing shall occur on the following Friday, or at such other place and/or on such other date as to which the Trust and the Corporation may agree.

3.2 The Corporation shall deliver to the Trust at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets their adjusted basis and holding period, by lot, for federal income tax purposes. The Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to the Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, if any, have been paid or provision for payment has been made, including the affixation of all applicable federal and state stock transfer stamps.

3.3 The Corporation's transfer agent shall deliver to the Trust at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders of each Target Fund and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. The Trust's transfer agent shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the Shareholders' names. The Trust or its transfer agent shall issue and deliver a confirmation to the Corporation evidencing the Acquiring Fund Shares to be credited to each Target Fund at the Effective Time or provide evidence satisfactory to the Corporation that such Acquiring Fund Shares have been credited to each Target Fund's account on Acquiring Fund's books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents that the other Investment Company or its counsel reasonably requests.

      3.4 Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its duly authorized officer in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

      4.    REPRESENTATIONS AND WARRANTIES
            ------------------------------

4.1   4.1 The  Corporation,  on  behalf  of itself  and each  Target  Fund, represents and warrants as follows:

4.1.1 The  Corporation  is a corporation  that is duly  organized,  validly existing, and in good standing under the laws of the State of Maryland; it has the power to carry on its business now being conducted and to carry out this Agreement; and its articles of incorporation ("Articles of Incorporation") are on file with the Department of Assessments and Taxation of the State of Maryland;

4.1.2 The  Corporation  is  duly  registered  as  an  open-end   management
                  investment   company   under   the1940   Act,   and  such
                  registration is in full force and effect;

4.1.3 Each Target Fund is a duly  established and designated  series of the
                  Corporation; and each Target Fund's outstanding shares at the Effective Time will have been duly authorized and will be duly and validly issued and outstanding, fully paid and non-assessable;

4.1.4 At the Closing,  each Target Fund will have good and marketable title to its Assets and full right, power and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and on delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto;

4.1.5 The Target Funds' current  prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.6 Each  Target  Fund is not in  violation  of,  and the  execution  and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of the Corporation's Articles of Incorporation or By-Laws or of any agreement, instrument, lease or other undertaking to which such Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which such Target Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by the Trust;

4.1.7 Except as  otherwise  disclosed  in  writing to and  accepted  by the
                  Trust, all material contracts and other commitments of or applicable to each Target Fund (other than this Agreement and investment contracts, including options, futures and forward contracts) will be terminated, or provision for discharge of any liabilities of each Target Fund thereunder will be made, at or prior to the Effective Time, without any Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights each Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

4.1.8 Except as  otherwise  disclosed  in  writing to and  accepted  by the
                  Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to the Corporation's knowledge) threatened against the Corporation with respect to any Target Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect a Target Fund's financial condition or the conduct of its business; and the Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.1.9 The execution,  delivery and  performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of the Corporation's board of directors; and, subject to approval by a Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of the Corporation with respect to such Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

4.1.10      At the Effective  Time, the  performance of this Agreement with respect to any Target Fund shall have been duly authorized by all necessary action by such Target Fund's shareholders;

4.1.11      No  governmental  consents,   approvals,   authorizations,   or
                  filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by the
                  Corporation, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by the Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus/proxy statement ("Registration Statement"), (b) the filing by the Trust and the Corporation of Articles of Transfer under
                  Maryland law, and (c) such consents, approvals, authorizations and filings as have been made or received or as may be required subsequent to the Effective Time.

4.1.12      On the effective  date of the  Registration  Statement,  at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Registration Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Registration Statement made in reliance on and in conformity with information furnished by the Trust for use therein;

4.1.13       At both the Valuation  Time and Effective Time with respect to each Target Fund, there shall be no Liabilities of such Target Fund.
4.1.14      Each  Target  Fund is a "fund" as defined in section  851(g)(2)
                  of the Code; each Target Fund qualified for treatment as a regulated investment company under Subchapter M of the Code for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and each Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

            4.1.15 Each Target Fund's federal income and excise tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2000, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.1.16 Each Target Fund's financial statements for the year ended October 31, 2000, and for the six months ended April 30, 2001, as delivered to the Trust, fairly represent such Target Fund's financial position as of such respective dates and the results of its operations and changes in its net assets for the respective periods then ended in conformity with generally accepted accounting principles.

4.2 The Trust, on behalf of itself and the Acquiring Fund, represents and warrants as follows:

            4.2.1 The Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; it has the power to carry on its business now being conducted and to carry out this Agreement; and a copy of its Amended and Restated Declaration of Trust ("Declaration of Trust") is on file with the Secretary of the Commonwealth of Massachusetts;

            4.2.2 The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

4.2.3 The Acquiring Fund is a duly established and designated series of the Trust;

4.2.4 The Acquiring Fund Shares to be issued and delivered to each Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust;

4.2.5 The Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.2.6 The Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of the Declaration of Trust or the Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by the Corporation;

4.2.7 Except as otherwise disclosed in writing to and accepted by the Corporation, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to the Trust's knowledge) threatened against the Trust with respect to the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business; and the Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.2.8 The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of the Trust's board of trustees (together with the Corporation's board of directors, the "Boards"); no approval of this Agreement by the Acquiring Fund's shareholders is required under the Declaration of Trust, the Trust's By-Laws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of the Trust, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

4.2.9 No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by the Trust, except for (a) the filing with the SEC of the Registration Statement, (b) the filing by the Trust and the Corporation of Articles of Transfer under Maryland law, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

4.2.10 On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Registration Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Registration Statement made in reliance on and in conformity with information furnished by the Corporation for use therein;

4.2.11 At both the Valuation Time and Effective Time, there shall be no known liabilities of the Acquiring Fund not reflected in the NAV per share of the Acquiring Fund.

4.2.12 The Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code for each past taxable year since it commenced its public offering as a series of the Trust and will continue to meet all the requirements for such qualification for its current taxable year; the Acquiring Fund intends to continue to meet all such requirements for future taxable years; and the Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

4.2.13 The Acquiring Fund's federal income and excise tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2000, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

4.2.14 The Acquiring Fund's financial statements for the year ended October 31, 2000, and for the six months ended April 30, 2001, as delivered to the Corporation, fairly represent the Acquiring Fund's financial position as of such respective dates and the results of its operations and changes in its net assets for the respective periods then ended, in conformity with generally accepted accounting principles.

5.    COVENANTS

5.1 Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

5.2 Each Target Fund covenants to call a shareholders' meeting to be held after the effective date of the Registration Statement but in any event prior to the Closing, to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

5.3 Each Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

5.4   Each  Target  Fund  covenants  that  it  will  assist  the  Trust  in
obtaining   information  the  Trust  reasonably   requests  concerning  the
beneficial ownership of its Target Fund Shares.

5.5 Each Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to the Trust at the Closing.

5.6 Each Fund covenants to cooperate in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.7 Each Fund shall notify the other party hereto of any material adverse change in such Fund's business, prospects, results of operations or financial condition as soon as practicable after such change.

5.8 The Corporation and the Trust shall file Articles of Transfer for recordation with the Department of Assessments and Taxation of the State of Maryland.

5.9 Each Fund covenants that it will, from time to time, as and when requested by another Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) the Acquiring Fund, title to and possession of all the Assets, and (b) each Target Fund, title to and possession of the Acquiring Fund Shares to be delivered to it hereunder, and otherwise to carry out the intent and purpose hereof.

5.10 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

5.11 Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT
      --------------------

      Each Investment Company's  obligations  hereunder shall be subject to
(a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that must be satisfied at or before the Effective Time:

6.1.1 This Agreement and the  transactions  contemplated  hereby shall have been duly adopted and approved by each Board and shall have been approved by each Target Fund's shareholders in accordance with the Corporation's Articles of Incorporation and By-Laws and applicable law.

6.1.2 The  approvals  referenced  in 6.1.1 have taken place with respect to all Target Funds.

6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to any Reorganization under
Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

6.3 At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

6.4 The Corporation shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Trust, in form reasonably satisfactory to the Corporation and dated the Effective Time, substantially to the effect that:

6.4.1 The Acquiring Fund is a duly established series of the Trust, a Business Trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all its properties and assets and to the knowledge of such counsel, to carry on its business as presently conducted;

6.4.2 This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquiring Fund; no approval of this Agreement by the Acquiring Fund's shareholders is required under the Declaration of Trust, the Trust's By-Laws, or applicable law; and assuming due authorization, execution and delivery of this Agreement by the Corporation (on behalf of each Target Fund), this Agreement is a valid and legally binding obligation of the Trust with respect to the Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

6.4.3 The Acquiring Fund Shares to be issued and distributed to Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable by the Trust and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

6.4.4 The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or the Trust's By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which the Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust (with respect to the Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Corporation;

6.4.5 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust (on behalf of the Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, the 1940 Act and those that may be required under state securities laws, and the filing of Articles of Transfer under Maryland law;

6.4.6 The Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

6.4.7 To the knowledge of such counsel (without any independent inquiry of investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to the Acquiring Fund) or any of its properties or assets attributable or allocable to the Acquiring Fund and (b) the Trust (with respect to the Acquiring
      Fund) is not a party to or  subject to the  provisions  of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Corporation.

      In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent Massachusetts counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganizations.

      6.5 The Trust shall have received an opinion of Greenberg Traurig, LLP, counsel to the Corporation, in form reasonably satisfactory to the Trust and dated the Effective Time, substantially to the effect that:

6.5.1 Each Target Fund is a duly established  series of the Corporation,  a corporation duly incorporated, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

6.5.2 This Agreement (a) has been duly authorized,  executed, and delivered by the  Corporation  (on behalf of each Target  Fund) and
                  (b) assuming due authorization, execution and delivery of this Agreement by Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of the Corporation (with respect to each Target Fund), enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

6.5.3 The  execution  and  delivery  of this  Agreement  did  not,  and the consummation of the transactions contemplated hereby will not, violate the Corporation's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which the Corporation (with respect to each Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Corporation (with respect to each Target Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust;

6.5.4 No  consent,  approval,  authorization,  or  order  of any  court  or governmental authority is required for the consummation by the Corporation (on behalf of each Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, the 1940 Act and those that may be required under state securities laws, and the filing of Articles of Transfer under Maryland law;

6.5.5 The Corporation is registered with the SEC as an investment  company, and to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration; and

6.5.6 To the knowledge of such counsel (without any independent  inquiry or investigation) (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Corporation (with respect to each Target Fund) or any of its properties or assets attributable or allocable to each Target Fund and (b) the Corporation (with respect to each Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects any Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

      In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

6.6   With respect to the Reorganizations  involving The Rightime Blue Chip
            Fund and The Rightime MidCap Fund, each Investment Company shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below (the "Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of each such Reorganization in accordance with this Agreement, for federal income tax purposes:

6.6.1 The Acquiring  Fund's  acquisition of the Assets of The Rightime Blue
                  Chip Fund and The Rightime MidCap Fund in exchange solely for Acquiring Fund Shares, followed by each such Target Fund's distribution of those shares pro rata to its Shareholders constructively in exchange for their Target Fund Shares, will each qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each such Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

6.6.2 The Rightime  Blue Chip Fund and The  Rightime  MidCap Fund will each recognize no gain or loss on the transfer of their Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to their Shareholders in constructive exchange for their Target Fund Shares;

6.6.3 The Acquiring  Fund will  recognize no gain or loss on its receipt of the Assets of The Rightime Blue Chip Fund and The Rightime MidCap Fund in exchange solely for Acquiring Fund Shares;

6.6.4 The  Acquiring  Fund's basis in the Assets of The Rightime  Blue Chip
                  Fund and The Rightime MidCap Fund will be the same as each such Target Fund's basis therein immediately before the Reorganizations, and the Acquiring Fund's holding period for such Assets will include each such Target Fund's holding period therefor;

6.6.5 A Shareholder of The Rightime Blue Chip Fund and The Rightime  MidCap
                  Fund will recognize no gain or loss on the constructive exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

6.6.6 A  Shareholder's  aggregate  basis in the  Acquiring  Fund  Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Fund Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time.

      Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganizations on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

            At any time before the Closing, either Investment Company may waive any of the forgoing conditions (except that set forth in paragraphs
6.1.1 and 6.6) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests. Any such waiver must be in writing and authorized by the appropriate officer of the waiving party, with or without the approval of such party's shareholders.

7.    BROKERAGE FEES
      --------------

      Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either Investment Company in connection with the transactions provided for herein; however, a broker may be entitled to standard payments as a result of entering into a Mutual Funds Sales and Service Agreement with service providers of the Acquiring Fund.

8.    ENTIRE AGREEMENT; NO SURVIVAL
      -----------------------------

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties and supercedes any and all prior agreements, arrangements and understandings relating to matters provided for herein. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Effective Time.

9.    TERMINATION OF AGREEMENT
      ------------------------

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by each Target Fund's shareholders:

9.1   By  either  Investment   Company  (a)  in  the  event  of  the  other
            Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before March 30, 2002; or

9.2   By the parties' mutual agreement.

      In the event of a termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Investment
Company, or the trustee/directors or officers of either Investment Company, to the other party.

10.   AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by any Target Fund's shareholders, in any manner mutually agreed on in writing by the parties and authorized by their respective Boards; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.   EXPENSES

      Each party  represents  to the other that its  expenses  incurred  in connection with the Reorganization will be borne by one or more of Federated Investors, Inc., Lincoln Investment Planning, Inc. and/or Rightime Econometrics, Inc.; provided, however, that the Trust shall bear any filing fees under the 1933 Act and state laws in connection with the Acquiring Fund Shares to be distributed to the Shareholders of each Target Fund.

12.   NOTICES

      All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage pre-paid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or fax number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

      If to the Trust

      Federated Equity Funds
      5800 Corporate Drive
      Pittsburgh, PA 15237-7000
      Fax Number: (412) 288-8141

      Att: Amanda Reed

      With a copy to Kary Moore at the address above and:

      Dickstein Shapiro Morin & Oshinksy LLP
      2101 L Street NW
      Washington, DC 20037-1526
      Fax Number: (202) 887-0689

      Att: Matthew G. Maloney, Esq.

      If to the Corporation

      The Rightime Fund, Inc.
      218 Glenside Avenue
      Wyncote, PA 19095-1594
      Fax Number: (215) 885-8113

      Att: Thomas F. Forst

      With a copy to:

      Greenberg Traurig, LLP
      2700 Two Commerce Square
      2001 Market Street
      Philadelphia, PA 19103
      Fax Number: (215) 988-7801

      Att: Steven M. Felsenstein, Esq.

13.   MISCELLANEOUS

13.1  This Agreement  shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

13.2  This  Agreement  shall be binding on the  respective  successors  and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

13.3  Any announcement or similar  publicity with respect to this Agreement or the transactions contemplated herein by either party shall be at such time and in such manner as the parties shall agree, provided, that nothing herein shall prevent any party upon notice to the other party from making such public announcement as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

13.4  Each party agrees that any  arbitration  hearing,  suit,  action,  or other legal proceeding arising out of or relating to this Agreement (a) if brought by Corporation, will be brought, if
            in  state  court,  in  the   Commonwealth  of  Pennsylvania  in
            Allegheny County, or if in federal court, in the Western District of Pennsylvania and (b) if brought by the Trust, will be brought, if in state court, in Philadelphia or, if in federal court, in the Eastern District of Pennsylvania.

13.5  Nothing   expressed  or  implied  herein  is  intended  or  shall  be construed to confer upon or give any person,  firm,  trust,  or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

13.6  The  Corporation  acknowledges  that the Trust is a  Business  Trust.
            This Agreement is executed by the Trust on behalf of the Acquiring Fund and by its trustees and/or officers in their capacities as such, and not individually. The Trust's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against the Acquiring Fund's assets and property; and a trustee of the Trust shall not be personally liable hereunder to the Corporation or its directors or shareholders for any act, omission, or obligation of the Trust or any other trustee thereof. The Corporation agrees that, in asserting any rights or claims under this Agreement (on behalf of any Target Fund), it shall look only to the Acquiring Fund's assets and property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

13.7  This  Agreement may be executed in one or more  counterparts,  all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


                                 FEDERATED EQUITY FUNDS
                                            On behalf of its series,
                                            Federated Capital  Appreciation
                                      Fund



                                 By:      /s/ Amanda J. Reed
                                        --------------------------------------
                                          Amanda J. Reed
                                          Assistant Secretary

                                 THE RIGHTIME FUND, INC.
                                      On behalf of its series,
                                      The Rightime Fund
                                      The Rightime Blue Chip Fund
                                      The Rightime MidCap Fund



                                 By:      /s/ David J. Rights
                                        --------------------------------------
                                          David J. Rights
                                          President










CHART A


FOR RETIREMENT ACCOUNTS WHERE LINCOLN INVESTMENT PLANNING, INC. IS THE
                              ---------------------------------
BROKER/DEALER OF RECORD

----------------------------------------------------------------------------------------------------------------------
 Type of Account     Old Custodian       New Custodian       Old Custodian Fees and    New Custodian Fees and Other
                                      After Reorganization     Other Plan Options     Plan Options (ALL FEES WAIVED
                                                                                                FOR 2001)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Individual         First Union       First Union National   $10 annual custodian     $25 annual custodian fee per
Retirement         National Bank NA  Bank NA (Lincoln       fee per account up to a  account type per social
Account (IRA)      (The Rightime     Investment Planning,   maximum of $20 per       security number
                   Funds, Inc.,      Inc. plan sponsor)     shareholder retirement
                   plan sponsor)                            plan account
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Simplified         First Union       First Union National   $10 annual custodian     $25 annual custodian fee per
Employee Pension   National Bank NA  Bank NA (Lincoln       fee per account up to a  account type per social
Plan (SEP IRA)     (The Rightime     Investment Planning,   maximum of $20 per       security number
                   Funds, Inc.,      Inc. plan sponsor)     shareholder retirement
                   plan sponsor)                            plan account
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Salary Reduction   First Union       First Union National   $10 annual custodian     $25 annual custodian fee per
Simplified         National Bank NA  Bank NA (Lincoln       fee per account up to a  account type per social
Employee Pension   (The Rightime     Investment Planning,   maximum of $20 per       security number
Plan (SAR-SEP)     Funds, Inc.,      Inc. plan sponsor)     shareholder retirement
                   plan sponsor)                            plan account
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Roth IRA           First Union       First Union National   $10 annual custodian     $25 annual custodian fee per
                   National Bank NA  Bank NA (Lincoln       fee per account up to a  account type per social
                   (The Rightime     Investment Planning,   maximum of $20 per       security number
                   Funds, Inc.,      Inc. plan sponsor)     shareholder retirement
                   plan sponsor)                            plan account
----------------------------------------------------------------------------------------------------------------------


CHART A (continued)


FOR ACCOUNTS WHERE LINCOLN INVESTMENT PLANNING, INC. IS THE BROKER/DEALER
                   ---------------------------------
OF RECORD

----------------------------------------------------------------------------------------------------------------------
  Type of   Old Custodian           New Custodian            Old Custodian Fees    New Custodian Fees and Other Plan
  Account                        After Reorganization          and Other Plan     Options (ALL FEES WAIVED FOR 2001)
                                                                   Options
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

403(b)(7)   First Union    First Union National Bank NA     $10 annual custodian  $25 annual custodian fee per
Custodial   National Bank  (Lincoln Investment Planning,    fee per account up    account type per social security
Account     NA (The        Inc. plan sponsor)               to a maximum of $20   number
            Rightime                                        per shareholder
            Funds, Inc.,                                    retirement plan
            plan sponsor)                                   account               403(b) loan fees (if applicable):
                                                                                  $60 initiation fee and $60 annual
                                                                                  loan administration fee. Automatic
                                                            403(b) loan fees (if  payment option only (no pay by
                                                            applicable): $75 or   check option available). Old
                                                            $150 initiation fee   Rightime loans will be transferred
                                                            depending on          with all existing conditions,
                                                            automatic payment or  including maturity date, interest
                                                            pay by check          rate, and payment schedule. The
                                                                                  $60 annual loan administration fee
                                                                                  will be waived for 2002.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Profit      First Union    Shareholders are encouraged to   $10 annual custodian  To Be Determined (as of  8/31/01 -
Sharing     National Bank  call their Broker Dealer         fee per account up    17 accounts affected)
Plan        NA (The        Representative and choose a new  to a maximum of $20
            Rightime       retirement plan custodian        per shareholder
            Funds, Inc.,   during this proxy period;        retirement plan
            plan sponsor)  otherwise, Rightime may be       account
                           forced to liquidate your
                           Rightime shares prior to the
                           reorganization, if approved.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Money       First Union    Shareholders are encouraged to   $10 annual custodian  To Be Determined (as of  8/31/01 -
Purchase    National Bank  call their Broker Dealer         fee per account up    5 accounts affected)
Pension     NA (The        Representative and choose a new  to a maximum of $20
Plan        Rightime       retirement plan custodian        per shareholder
            Funds, Inc.,   during this proxy period;        retirement plan
            plan sponsor)  otherwise, Rightime may be       account
                           forced to liquidate your
                           Rightime shares prior to the
                           reorganization, if approved.
----------------------------------------------------------------------------------------------------------------------





CHART B


FOR RETIREMENT ACCOUNTS WHERE THE BROKER/DEALER OF RECORD IS OTHER THAN
LINCOLN INVESTMENT PLANNING, INC.

----------------------------------------------------------------------------------------------------------------------
Type of Account     Old Custodian         New Custodian      Old Custodian Fees and    New Custodian Fees and Other
                                      After Reorganization     Other Plan Options     Plan Options (ALL FEES WAIVED
                                                                                                FOR 2001)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Individual       First Union         State Street Bank &     $10 annual custodian    $15 annual custodian fee per
Retirement       National Bank NA    Trust (Federated        fee per account up to   account type per social
Account (IRA)    (The Rightime       Funds, plan sponsor)    a maximum of $20 per    security number
                 Funds, Inc., plan                           shareholder retirement
                 sponsor)                                    plan account
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Simplified       First Union         State Street Bank &     $10 annual custodian    $15 annual custodian fee per
Employee         National Bank NA    Trust (Federated        fee per account up to   account type per social
Pension Plan     (The Rightime       Funds, plan sponsor)    a maximum of $20 per    security number
(SEP IRA)        Funds, Inc., plan                           shareholder retirement
                 sponsor)                                    plan account
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Salary           First Union         State Street Bank &     $10 annual custodian    $15 annual custodian fee per
Reduction        National Bank NA    Trust (Federated        fee per account up to   account type per social
Simplified       (The Rightime       Funds, plan sponsor)    a maximum of $20 per    security number
Employee         Funds, Inc., plan                           shareholder retirement
Pension Plan     sponsor)                                    plan account
(SAR-SEP)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Roth IRA         First Union         State Street Bank &     $10 annual custodian    $15 annual custodian fee per
                 National Bank NA    Trust (Federated        fee per account up to   account type per social
                 (The Rightime       Funds, plan sponsor)    a maximum of $20 per    security number
                 Funds, Inc., plan                           shareholder retirement
                 sponsor)                                    plan account
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

403(b)(7)        First Union         State Street Bank &     $10 annual custodian    $15 annual custodian fee per
Custodial        National Bank NA    Trust (Federated        fee per account up to   account type per social
Account -        (The Rightime       Funds, plan sponsor)    a maximum of $20 per    security number
Non-ERISA Plan   Funds, Inc., plan                           shareholder retirement
accounts with    sponsor)                                    plan account
no loans                                                                             NOTE: State Street Bank & Trust
outstanding                                                                          cannot accept 403(b)(7)
                                                                                     accounts with outstanding
                                                                                     loans  or make loans available
                                                                                     to 403(b)(7) participants
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Type of Account     Old Custodian         New Custodian      Old Custodian Fees and    New Custodian Fees and Other
                                      After Reorganization     Other Plan Options     Plan Options (ALL FEES WAIVED
                                                                                                FOR 2001)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

403(b)(7)        First Union         Shareholders are        $10 annual custodian    To Be Determined (as of
Custodial        National Bank NA    encouraged to call      fee per account up to   8/31/01 -84 accounts affected)
Account -ERISA   (The Rightime       their Broker Dealer     a maximum of $20 per
Plans and        Funds, Inc., plan   Representative and      shareholder retirement
Non-ERISA Plan   sponsor)            choose a new            plan account
accounts with                        retirement plan
loans                                custodian during this
outstanding                          proxy period;
                                     otherwise, Rightime
                                     may be forced to
                                     liquidate your
                                     Rightime shares prior
                                     to the reorganization,
                                     if approved.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Profit Sharing   First Union         Shareholders are        $10 annual custodian    To Be Determined (as of
Plan             National Bank NA    encouraged to call      fee per account up to   8/31/01 -6 accounts affected)
                 (The Rightime       their Broker Dealer     a maximum of $20 per
                 Funds, Inc., plan   Representative and      shareholder retirement
                 sponsor)            choose a new            plan account
                                     retirement plan
                                     custodian during this
                                     proxy period;
                                     otherwise, Rightime
                                     may be forced to
                                     liquidate your
                                     Rightime shares prior
                                     to the reorganization,
                                     if approved.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Money Purchase   First Union         Shareholders are        $10 annual custodian    To Be Determined (as of
Pension Plan     National Bank NA    encouraged to call      fee per account up to   8/31/01 - 14 accounts affected)
                 (The Rightime       their Broker Dealer     a maximum of $20 per
                 Funds, Inc., plan   Representative and      shareholder retirement
                 sponsor)            choose a new            plan account
                                     retirement plan
                                     custodian during this
                                     proxy period;
                                     otherwise, Rightime
                                     may be forced to
                                     liquidate your
                                     Rightime shares prior
                                     to the reorganization,
                                     if approved.
----------------------------------------------------------------------------------------------------------------------






                    STATEMENT OF ADDITIONAL INFORMATION
                             October 24, 2001

                       Acquisition of the assets of

                             THE RIGHTIME FUND
                        THE RIGHTIME BLUE CHIP FUND
                         THE RIGHTIME MIDCAP FUND
                (each a series of The Rightime Fund, Inc.)

                             218 Glenside Ave.
                          Wyncote, PA 19095-1594
                              1-800-866-9393

                 By and in exchange for Class A Shares of

                    FEDERATED CAPITAL APPRECIATION FUND
                   A portfolio of Federated Equity Funds

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                       Telephone No.: 1-800-245-5000


            This Statement of Additional Information dated October 24, 2001 is not a prospectus. A Combined Prospectus/Proxy Statement dated October 24, 2001 related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Capital Appreciation Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Prospectus/Proxy Statement.




                                TABLE OF CONTENTS


1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2000.

2. Statement of Additional Information of The Rightime Fund, Inc. dated January 1, 2001, as supplemented January 10, 2001..

3. Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2000.

4. Financial Statements of The Rightime Fund, Inc. dated October 31, 2000.

5. Unaudited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated April 30, 2001.

6. Unaudited Financial Statements of The Rightime Fund, Inc. dated April
30, 2001.

                   INFORMATION INCORPORATED BY REFERENCE


      The Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A (File No. 2-91090) which was filed with the Securities and Exchange Commission on or about December 20, 2000. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

      The Statement of Additional Information of The Rightime Fund, Inc. is incorporated by reference to the Company's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A (File No. 2-95943) which was filed with the Securities and Exchange Commission on or about December 29, 2000. A copy may be obtained from the Company at 218 Glenside Avenue, Wyncote, PA 19095.

      The audited financial statements of Federated Capital Appreciation Fund dated October 31, 2000, are incorporated by reference to the Annual Report to Shareholders of Federated Capital Appreciation Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 20, 2000.

      The audited financial statements of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund (collectively, the Rightime Funds) dated October 31, 2000 are incorporated by reference to the Annual Report to Shareholders of the Company which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about
December 21, 2000. No other parts of the Annual Report are incorporated herein.

      The unaudited financial statements of Federated Capital Appreciation Fund dated April 30, 2001 are incorporated by reference to the Semi-Annual Report to Shareholders of Federated Capital Appreciation Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 28, 2001.

      The unaudited financial statements of the Rightime Funds dated April 30, 2001 are incorporated by reference to the Semi-Annual Report to Shareholders of the Company which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 27, 2001. No other parts of the Semi-Annual Report are incorporated herein.








PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or
(iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)

1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (19)

2.    Copy of Amended and Restated By-Laws of the Registrant; (12)

2.1   Copy of Amendment No. 5 to the By-Laws of the Registrant; (18)

2.2   Copy of Amendment No. 6 to the By-Laws of the Registrant; (18)

2.3   Copy of Amendment No.7 to the By-Laws of the Registrant; (18)

3.    Not Applicable

4. Conformed copy of Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of the Registration Statement*

5. Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)

5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)

5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)

5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund); (13)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund); (5)

6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively; (10)

6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund); (14)

6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively; (19)

6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund; (20)

6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)

6.6 Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.7 Conformed copy of Amendment #1 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.8 Conformed copy of Amendment #2 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.9 Conformed copy of Amendment #3 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.10 Conformed copy of Exhibit I to Registrant's Investment Advisory Contract; (22)

6.11  Conformed copy of Sub-Advisory Agreement between Federated
      Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated December 1, 2000; (22)

7.    Conformed copy of Distributor's Contract of the Registrant; (10)

7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10)

7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (14)

7.5   Conformed copy of Distributor's Contract (Class B Shares); (16)

7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)

7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (10)

7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20)

7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund; (22)

7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Technology Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II
      Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550and 811-6269)

8.    Not Applicable....

9.    Conformed copy of the Custodian Agreement of the Registrant; (6)

9.1   Conformed copy of the Custodian Fee Schedule; (15)

10.   Conformed copy of Distribution Plan of the Registrant; (10

10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)

10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares); (14)

10.5 The responses described in Item 23(e) (xii) are hereby incorporated by reference.

10.6  Conformed copy of Amendment to the Distribution Plan (Class B
Shares); (16)

10.7  Conformed copies of Exhibits L, M, N & O to the Distribution Plan;
(19)

10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares); (20)

10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund; (22)

10.10 Conformed copy of Exhibits D &E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund;
      (22)

10.11 Conformed copy of Exhibits F, G & H to Registrant's Distribution Plan for Class A, B and C Shares of Federated Capital Appreciation Fund; (22)

10.12 Conformed copy of Exhibits I, J & K to Registrant's Distribution Plan for Class A, B & C of Federated Aggressive Growth Fund; (22)

10.13 Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund; (22)

10.14 Conformed copy of Exhibits N & O to Registrant's Distribution Plan for Class A & C Shares of Federated Communication Technology Fund;
      (22)

10.15 Conformed copy of Exhibits P & Q to Registrant's Distribution Plan for Class A & C Shares of Federated New Economy Fund; (22)

10.16 Conformed copy of Exhibits R & S to Registrant's Distribution Plan for Class A & C Shares of Federated Market Opportunity Fund; (22)

10.17 Conformed copy of Exhibit T to Registrant's Distribution Plan for Class K Shares of Federated Kaufmann Fund; (22)

10.18 Conformed copy of Exhibits U & V to Registrant's Distribution Plan for class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund; (22)

10.19 Copy of Schedule A to the Distribution Plan; (19)

10.20 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item (n) of the Federated American Leaders Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704).

11. Conformed copy of Opinion and Consent of Counsel regarding the legality of shares being issued*



12. Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by Amendment)

13.   Conformed copy of Amended and Restated Shareholder Services
Agreement; (15)

13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)

13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (16)

13.3  Conformed copy of Shareholder Services Agreement (Class B Shares);
(16)

13.4 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

14.   Conformed copy of the Opinion and Consent of Counsel regarding
legality of shares being      registered; (6)

14.1 Conformed copy of consent of Independent Auditors of Federated Equity Funds, Deloitte & Touche LLP *

14.2 Conformed copy of Consent of Independent Auditors of The Rightime Fund, Inc., Tait, Weller &
               Baker*

15.   Not Applicable

16.   Conformed copy of Power of Attorney; (19)

16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (19)

16.2  Conformed copy of Power of Attorney of Trustee of the Registrant;
(19)

16.3  Conformed copy of Limited Power of Attorney; (19)

17.   Form of Proxy of The Rightime Fund*

17.1  Form of Proxy of The Rightime Blue Chip Fund*

17.2  Form of Proxy of The Rightime Midcap Fund*

----------------------------------------------------------------------------

*     Filed electronically.

2.    Response is incorporated by reference to Registrant's Post-Effective
Amendment
      No. 1 on Form N-1A filed February 28, 1985.  (File Nos. 2-91090 and
811-4017)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)

6.    Response is incorporated by reference to Registrant's Post-Effective
Amendment
      No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos.
2-91090
      and 811-4017)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

17.   Response is incorporated by reference to Registrant's Post-Effective
Amendment
      No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and
811-4017)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos.
2-91090
      and 811-4017)


19.         Response is incorporated by reference to Registrant's
Post-Effective
            Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)


20.         Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form
      N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)



21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos.
2-91090
      and 811-4017)


22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos.
2-91090
      and 811-4017)



Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                SIGNATURES

    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on the 24th day of September, 2001.




                          FEDERATED EQUITY FUNDS



                                                      By:
/s/ Amanda J. Reed
Amanda J. Reed
Assistant Secretary
Attorney in Fact for John F. Donahue
September 24, 2001


    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Amanda J. Reed            Attorney In Fact          September 24, 2001
    Amanda J. Reed                For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney